PAINEWEBBER U.S. GOVERNMENT INCOME FUND                            ANNUAL REPORT

PERFORMANCE AT A GLANCE



Comparison of the change of a $10,000 investment in PaineWebber U.S. Government Income Fund (Class A) and the Lehman Brothers Government Bond Index, for the 10 years from November 30, 1989 through November 30, 1999



[GRAPH]

             PaineWebber U.S. Government   Lehman Brothers Government
                   Income Fund (Class A)                   Bond Index
      Nov-89                $9,596                $10,097
      Dec-89                $9,681                $10,114
      Jan-90                $9,537                 $9,971
      Feb-90                $9,594                 $9,990
      Mar-90                $9,613                 $9,988
      Apr-90                $9,485                 $9,901
      May-90                $9,795                $10,177
      Jun-90                $9,949                $10,338
      Jul-90               $10,105                $10,470
      Aug-90               $10,001                $10,324
      Sep-90               $10,066                $10,424
      Oct-90               $10,178                $10,593
      Nov-90               $10,398                $10,829
      Dec-90               $10,617                $10,996
      Jan-91               $10,716                $11,114
      Feb-91               $10,810                $11,177
      Mar-91               $10,860                $11,234
      Apr-91               $10,965                $11,358
      May-91               $11,046                $11,402
      Jun-91               $11,023                $11,386
      Jul-91               $11,199                $11,522
      Aug-91               $11,429                $11,789
      Sep-91               $11,643                $12,037
      Oct-91               $11,783                $12,143
      Nov-91               $11,834                $12,264
      Dec-91               $12,214                $12,682
      Jan-92               $11,975                $12,484
      Feb-92               $12,065                $12,533
      Mar-92               $12,062                $12,460
      Apr-92               $12,126                $12,539
      May-92               $12,350                $12,770
      Jun-92               $12,503                $12,952
      Jul-92               $12,641                $13,279
      Aug-92               $12,764                $13,402
      Sep-92               $12,841                $13,591
      Oct-92               $12,737                $13,395
      Nov-92               $12,771                $13,375
      Dec-92               $12,975                $13,597
      Jan-93               $13,101                $13,886
      Feb-93               $13,245                $14,163
      Mar-93               $13,294                $14,210
      Apr-93               $13,344                $14,319
      May-93               $13,277                $14,304
      Jun-93               $13,478                $14,621
      Jul-93               $13,574                $14,710
      Aug-93               $13,848                $15,039
      Sep-93               $13,883                $15,096
      Oct-93               $13,916                $15,153
      Nov-93               $13,714                $14,986
      Dec-93               $13,815                $15,045
      Jan-94               $13,958                $15,251
      Feb-94               $13,685                $14,928
      Mar-94               $13,258                $14,592
      Apr-94               $12,963                $14,476
      May-94               $12,767                $14,458
      Jun-94               $12,636                $14,424
      Jul-94               $12,738                $14,690
      Aug-94               $12,773                $14,693
      Sep-94               $12,524                $14,486
      Oct-94               $12,450                $14,474
      Nov-94               $12,395                $14,448
      Dec-94               $12,364                $14,536
      Jan-95               $12,523                $14,806
      Feb-95               $12,788                $15,125
      Mar-95               $12,863                $15,220
      Apr-95               $13,028                $15,419
      May-95               $13,521                $16,041
      Jun-95               $13,623                $16,164
      Jul-95               $13,573                $16,105
      Aug-95               $13,720                $16,295
      Sep-95               $13,836                $16,451
      Oct-95               $14,035                $16,701
      Nov-95               $14,216                $16,962
      Dec-95               $14,471                $17,202
      Jan-96               $14,526                $17,307
      Feb-96               $14,139                $16,954
      Mar-96               $14,006                $16,812
      Apr-96               $13,921                $16,704
      May-96               $13,880                $16,676
      Jun-96               $14,007                $16,891
      Jul-96               $14,024                $16,933
      Aug-96               $13,949                $16,896
      Sep-96               $14,155                $17,176
      Oct-96               $14,440                $17,554
      Nov-96               $14,698                $17,860
      Dec-96               $14,612                $17,678
      Jan-97               $14,599                $17,697
      Feb-97               $14,608                $17,722
      Mar-97               $14,450                $17,534
      Apr-97               $14,662                $17,786
      May-97               $14,787                $17,939
      Jun-97               $14,967                $18,140
      Jul-97               $15,388                $18,656
      Aug-97               $15,220                $18,471
      Sep-97               $15,473                $18,748
      Oct-97               $15,689                $19,072
      Nov-97               $15,766                $19,170
      Dec-97               $15,991                $19,371
      Jan-98               $16,172                $19,661
      Feb-98               $16,121                $19,608
      Mar-98               $16,129                $19,663
      Apr-98               $16,185                $19,752
      May-98               $16,331                $19,955
      Jun-98               $16,524                $20,183
      Jul-98               $16,553                $20,213
      Aug-98               $16,885                $20,738
      Sep-98               $17,297                $21,298
      Oct-98               $17,140                $21,226
      Nov-98               $17,194                $21,232
      Dec-98               $17,255                $21,279
      Jan-99               $17,338                $21,402
      Feb-99               $16,904                $20,893
      Mar-99               $17,005                $20,975
      Apr-99               $17,050                $21,023
      May-99               $16,891                $20,838
      Jun-99               $16,737                $20,796
      Jul-99               $16,638                $20,765
      Aug-99               $16,587                $20,765
      Sep-99               $16,762                $20,933
      Oct-99               $16,836                $20,967
      Nov-99               $16,826                $20,937



Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.


The graph depicts the performance of PaineWebber U.S. Government Income Fund (Class A) versus the Lehman Brothers Government Bond Index. It is important to note PaineWebber U.S. Government Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


AVERAGE ANNUAL % TOTAL RETURN, PERIODS ENDED 11/30/99


                                      1 YEAR  5 YEARS  10 YEARS  INCEPTION(0)
                          Class A*     -2.14     6.30     5.78     7.45

                          Class B**    -2.93     5.47      N/A     4.53
    Before Deducting
Maximum Sales Charge      Class C+     -2.65     5.76      N/A     3.36

                          Class Y++    -1.84     6.63      N/A     4.96


                          Class A*     -6.02     5.45     5.34     7.16

                          Class B**    -7.55     5.15      N/A     4.53
     After Deducting
 Maximum Sales Charge     Class C+     -3.34     5.76      N/A     3.36

                          Class Y++    -1.84     6.63      N/A     4.96

 Lehman Brothers                       -1.38     7.71     7.57    9.39
Government Bond Index



The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(0) Inception: since commencement of issuance on August 31, 1984 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and September 11, 1991 for Class Y shares. Index performance is shown as of inception of oldest share class.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

ANNUAL REPORT              PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

PERFORMANCE AT A  GLANCE

Comparison of the change of a $10,000 investment in PaineWebber Low
Duration U.S. Government Income Fund (Classes A, B and C) and the Merrill Lynch 1-3 Year U.S. Treasury Index, from May 3, 1993 through November 30, 1999


[GRAPH]


                  PaineWebber Low             PaineWebber Low             PaineWebber Low
                  Duration U.S. Government    Duration U.S. Government    Duration U.S. Government      ML 1-3 Year U.S.
                  Income Fund (Class A)       Income Fund (Class B)       Income Fund (Class C)         Treasury Index

May-93             $9,651                      $9,980                        $9,960                        $9,972
Jun-93             $9,736                     $10,039                       $10,042                       $10,046
Jul-93             $9,780                     $10,079                       $10,084                       $10,069
Aug-93             $9,824                     $10,117                       $10,124                       $10,156
Sep-93             $9,788                     $10,074                       $10,083                       $10,189
Oct-93             $9,829                     $10,110                       $10,121                       $10,209
Nov-93             $9,872                     $10,147                       $10,161                       $10,212
Dec-93             $9,930                     $10,197                       $10,114                       $10,250
Jan-94             $9,948                     $10,213                       $10,231                       $10,316
Feb-94             $9,950                     $10,207                       $10,228                       $10,250
Mar-94             $9,951                     $10,202                       $10,225                       $10,199
Apr-94             $9,788                     $10,029                       $10,053                       $10,163
May-94             $9,385                      $9,610                        $9,635                       $10,177
Jun-94             $9,221                      $9,436                        $9,463                       $10,208
Jul-94             $9,466                      $9,680                        $9,710                       $10,295
Aug-94             $9,217                      $9,420                        $9,451                       $10,331
Sep-94             $9,467                      $9,669                        $9,703                       $10,308
Oct-94             $9,470                      $9,665                        $9,701                       $10,330
Nov-94             $9,428                      $9,615                        $9,654                       $10,284
Dec-94             $9,494                      $9,673                        $9,715                       $10,308
Jan-95             $9,561                      $9,738                        $9,761                       $10,451
Feb-95             $9,695                      $9,867                        $9,913                       $10,594
Mar-95             $9,745                      $9,911                        $9,960                       $10,653
Apr-95             $9,881                     $10,042                       $10,223                       $10,748
May-95            $10,013                     $10,168                       $10,223                       $10,936
Jun-95            $10,018                     $10,166                       $10,223                       $10,995
Jul-95            $10,066                     $10,206                       $10,223                       $11,040
Aug-95            $10,156                     $10,291                       $10,354                       $11,107
Sep-95            $10,205                     $10,334                       $10,399                       $11,161
Oct-95            $10,300                     $10,423                       $10,490                       $11,255
Nov-95            $10,394                     $10,510                       $10,580                       $11,354
Dec-95            $10,515                     $10,620                       $10,695                       $11,441
Jan-96            $10,585                     $10,688                       $10,764                       $11,538
Feb-96            $10,498                     $10,592                       $10,670                       $11,490
Mar-96            $10,501                     $10,590                       $10,688                       $11,480
Apr-96            $10,504                     $10,585                       $10,665                       $11,489
May-96            $10,506                     $10,580                       $10,661                       $11,513
Jun-96            $10,602                     $10,688                       $10,753                       $11,596
Jul-96            $10,606                     $10,665                       $10,752                       $11,641
Aug-96            $10,658                     $10,710                       $10,799                       $11,681
Sep-96            $10,766                     $10,811                       $10,903                       $11,787
Oct-96            $10,915                     $10,954                       $11,049                       $11,920
Nov-96            $11,066                     $11,098                       $11,197                       $12,012
Dec-96            $11,100                     $11,121                       $11,223                       $12,012
Jan-97            $11,174                     $11,144                       $11,248                       $12,068
Feb-97            $11,184                     $11,194                       $11,300                       $12,096
Mar-97            $11,145                     $11,147                       $11,255                       $12,091
Apr-97            $11,242                     $11,237                       $11,348                       $12,190
May-97            $11,342                     $11,329                       $11,449                       $12,273
Jun-97            $11,393                     $11,372                       $11,488                       $12,358
Jul-97            $11,540                     $11,511                       $11,631                       $12,494
Aug-97            $11,592                     $11,555                       $11,677                       $12,505
Sep-97            $11,695                     $11,601                       $11,726                       $12,600
Oct-97            $11,797                     $11,695                       $11,823                       $12,694
Nov-97            $11,804                     $11,743                       $11,874                       $12,724
Dec-97            $11,883                     $11,809                       $11,944                       $12,811
Jan-98            $11,960                     $11,882                       $12,019                       $12,935
Feb-98            $12,015                     $11,930                       $12,069                       $12,946
Mar-98            $12,077                     $11,982                       $12,124                       $12,999
Apr-98            $12,128                     $11,975                       $12,119                       $13,061
May-98            $12,179                     $12,068                       $12,215                       $13,130
Jun-98            $12,253                     $12,131                       $12,281                       $13,198
Jul-98            $12,312                     $12,129                       $12,282                       $13,260
Aug-98            $12,465                     $12,272                       $12,429                       $13,427
Sep-98            $12,571                     $12,420                       $12,580                       $13,604
Oct-98            $12,526                     $12,315                       $12,476                       $13,671
Nov-98            $12,525                     $12,358                       $12,521                       $13,659
Dec-98            $12,638                     $12,407                       $12,573                       $13,707
Jan-99            $12,677                     $12,490                       $12,659                       $13,761
Feb-99            $12,571                     $12,378                       $12,546                       $13,694
Mar-99            $12,629                     $12,426                       $12,598                       $13,788
Apr-99            $12,686                     $12,474                       $12,648                       $13,833
May-99            $12,625                     $12,406                       $12,580                       $13,824
Jun-99            $12,624                     $12,405                       $12,519                       $13,867
Jul-99            $12,567                     $12,348                       $12,509                       $13,912
Aug-99            $12,617                     $12,398                       $12,553                       $13,952
Sep-99            $12,723                     $12,502                       $12,651                       $14,043
Oct-99            $12,718                     $12,497                       $12,640                       $14,080
Nov-99            $12,775                     $12,559                       $12,634                       $14,107

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in the other class.


The graph depicts the performance of PaineWebber Low Duration U.S. Government Income Fund (Classes A, B and C) versus the Merrill Lynch 1-3 Year U.S. Treasury Index. It is important to note PaineWebber Low Duration U.S. Government Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


AVERAGE ANNUAL % TOTAL RETURN, PERIODS ENDED 11/30/99




                                               1 Year   5 Years    Inception(0)
                               Class A*        1.99      6.26      4.29

                               Class B**       0.71      5.30      3.38
Before Deducting
Maximum Sales Charge           Class C+        0.90      5.53      3.62

                               Class Y++       1.81       N/A      5.47


                               Class A*       -0.92      5.62      3.79

                               Class B**      -2.18      5.30      3.38

After Deducting                Class C+        0.18      5.53      3.62
Maximum Sales Charge
                               Class Y++       1.81       N/A      5.47


Merrill Lynch 1-3 Year                         3.28      6.52      5.36
U.S. Treasury Index



The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(0) Inception: since commencement of issuance on May 3, 1993 for Classes A, B and C shares and October 23, 1995 for Class Y shares. Index performance is shown as of inception of oldest share classes.
* Maximum sales charge for Class A shares is 3% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 3% and is reduced to 0% after four years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

PAINEWEBBER INVESTMENT GRADE INCOME FUND                           ANNUAL REPORT

PERFORMANCE AT A GLANCE

Comparison of the change of a $10,000 investment in PaineWebber Investment Grade Income Fund (Class A) and the Lehman Brothers Corporate Bond Index, for the 10 years from November 30, 1989 through November 30, 1999


[GRAPH]

                PaineWebber Investment Grade Income Fund (Class A)             Lehman Brothers Corporate Bond Index
         Nov-89                                                         $9,599                                       $10,000
         Dec-89                                                         $9,659                                       $10,070
         Jan-90                                                         $9,552                                       $10,080
         Feb-90                                                         $9,579                                        $9,955
         Mar-90                                                         $9,599                                        $9,983
         Apr-90                                                         $9,518                                        $9,992
         May-90                                                         $9,739                                        $9,888
         Jun-90                                                         $9,891                                       $10,207
         Jul-90                                                         $9,983                                       $10,382
         Aug-90                                                         $9,854                                       $10,499
         Sep-90                                                         $9,880                                       $10,332
         Oct-90                                                         $9,956                                       $10,380
         Nov-90                                                        $10,132                                       $10,427
         Dec-90                                                        $10,284                                       $10,641
         Jan-91                                                        $10,393                                       $10,791
         Feb-91                                                        $10,552                                       $10,928
         Mar-91                                                        $10,693                                       $11,115
         Apr-91                                                        $10,866                                       $11,252
         May-91                                                        $10,938                                       $11,398
         Jun-91                                                        $10,956                                       $11,477
         Jul-91                                                        $11,076                                       $11,475
         Aug-91                                                        $11,328                                       $11,640
         Sep-91                                                        $11,576                                       $11,903
         Oct-91                                                        $11,672                                       $12,148
         Nov-91                                                        $11,771                                       $12,264
         Dec-91                                                        $12,194                                       $12,384
         Jan-92                                                        $12,115                                       $12,789
         Feb-92                                                        $12,171                                       $12,629
         Mar-92                                                        $12,148                                       $12,750
         Apr-92                                                        $12,215                                       $12,695
         May-92                                                        $12,450                                       $12,759
         Jun-92                                                        $12,606                                       $13,043
         Jul-92                                                        $12,943                                       $13,248
         Aug-92                                                        $13,071                                       $13,602
         Sep-92                                                        $13,216                                       $13,708
         Oct-92                                                        $12,913                                       $13,874
         Nov-92                                                        $12,994                                       $13,627
         Dec-92                                                        $13,275                                       $13,649
         Jan-93                                                        $13,518                                       $13,901
         Feb-93                                                        $13,902                                       $14,225
         Mar-93                                                        $13,998                                       $14,552
         Apr-93                                                        $14,094                                       $14,603
         May-93                                                        $14,115                                       $14,716
         Jun-93                                                        $14,420                                       $14,733
         Jul-93                                                        $14,595                                       $15,091
         Aug-93                                                        $14,944                                       $15,200
         Sep-93                                                        $15,004                                       $15,578
         Oct-93                                                        $15,130                                       $15,616
         Nov-93                                                        $14,913                                       $15,694
         Dec-93                                                        $15,047                                       $15,501
         Jan-94                                                        $15,291                                       $15,592
         Feb-94                                                        $14,962                                       $15,895
         Mar-94                                                        $14,406                                       $15,520
         Apr-94                                                        $14,219                                       $15,043
         May-94                                                        $14,044                                       $14,899
         Jun-94                                                        $13,948                                       $14,844
         Jul-94                                                        $14,205                                       $14,806
         Aug-94                                                        $14,223                                       $15,181
         Sep-94                                                        $13,996                                       $15,198
         Oct-94                                                        $13,984                                       $14,915
         Nov-94                                                        $14,019                                       $14,881
         Dec-94                                                        $14,206                                       $14,857
         Jan-95                                                        $14,346                                       $14,980
         Feb-95                                                        $14,706                                       $15,298
         Mar-95                                                        $14,802                                       $15,738
         Apr-95                                                        $15,048                                       $15,868
         May-95                                                        $15,696                                       $16,136
         Jun-95                                                        $15,820                                       $16,896
         Jul-95                                                        $15,747                                       $17,048
         Aug-95                                                        $15,976                                       $16,973
         Sep-95                                                        $16,160                                       $17,246
         Oct-95                                                        $16,426                                       $17,451
         Nov-95                                                        $16,676                                       $17,678
         Dec-95                                                        $16,992                                       $18,016
         Jan-96                                                        $17,042                                       $18,313
         Feb-96                                                        $16,690                                       $18,432
         Mar-96                                                        $16,564                                       $17,993
         Apr-96                                                        $16,422                                       $17,840
         May-96                                                        $16,420                                       $17,692
         Jun-96                                                        $16,639                                       $17,662
         Jul-96                                                        $16,664                                       $17,922
         Aug-96                                                        $16,663                                       $17,956
         Sep-96                                                        $16,966                                       $17,900
         Oct-96                                                        $17,361                                       $18,280
         Nov-96                                                        $17,731                                       $18,779
         Dec-96                                                        $17,669                                       $19,181
         Jan-97                                                        $17,669                                       $18,916
         Feb-97                                                        $17,807                                       $18,942
         Mar-97                                                        $17,575                                       $19,022
         Apr-97                                                        $17,802                                       $18,725
         May-97                                                        $18,027                                       $19,010
         Jun-97                                                        $18,325                                       $19,225
         Jul-97                                                        $18,989                                       $19,498
         Aug-97                                                        $18,761                                       $20,211
         Sep-97                                                        $19,068                                       $19,912
         Oct-97                                                        $19,303                                       $20,261
         Nov-97                                                        $19,484                                       $20,518
         Dec-97                                                        $19,777                                       $20,633
         Jan-98                                                        $19,937                                       $20,852
         Feb-98                                                        $19,916                                       $21,099
         Mar-98                                                        $20,032                                       $21,093
         Apr-98                                                        $20,125                                       $21,171
         May-98                                                        $20,367                                       $21,304
         Jun-98                                                        $20,645                                       $21,557
         Jul-98                                                        $20,577                                       $21,717
         Aug-98                                                        $20,663                                       $21,697
         Sep-98                                                        $20,889                                       $21,799
         Oct-98                                                        $20,377                                       $22,506
         Nov-98                                                        $20,725                                       $22,159
         Dec-98                                                        $20,719                                       $22,576
         Jan-99                                                        $20,858                                       $22,642
         Feb-99                                                        $20,335                                       $22,865
         Mar-99                                                        $20,464                                       $22,323
         Apr-99                                                        $20,538                                       $22,481
         May-99                                                        $20,360                                       $22,546
         Jun-99                                                        $20,252                                       $22,245
         Jul-99                                                        $20,197                                       $22,129
         Aug-99                                                        $20,138                                       $22,007
         Sep-99                                                        $20,293                                       $21,953
         Oct-99                                                        $20,240                                       $22,192
         Nov-99                                                        $20,390                                       $22,294

Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.


The graph depicts the performance of PaineWebber Investment Grade Income Fund (Class A) versus the Lehman Brothers Corporate Bond Index. It is important to note PaineWebber Investment Grade Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

AVERAGE ANNUAL % TOTAL RETURN, PERIODS ENDED 11/30/99

                                        1 Year   5 Years  10 Years  Inception(0)
                          Class A*      -1.62     7.78     7.82      9.09

                          Class B**     -2.46     6.95      N/A      7.02
    Before Deducting
Maximum Sales Charge      Class C+      -2.20     7.23      N/A      5.95

                          Class Y++     -1.43      N/A       N/A      1.14


                          Class A*      -5.56     6.91      7.38     8.80

     After Deducting      Class B**     -7.07     6.64      N/A      7.02
Maximum Sales Charge
                          Class C+      -2.89     7.23      N/A      5.95

                          Class Y++     -1.43     N/A       N/A      1.14

     Lehman Brothers                    -1.14     8.48      8.28    11.91
Corporate Bond Index


The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(0) Inception: since commencement of issuance on August 31, 1984 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and February 20, 1998 for Class Y shares. Index performance is shown as of inception of oldest share class.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.
                                                                               3

ANNUAL REPORT                                      PAINEWEBBER HIGH INCOME FUND


PERFORMANCE AT A GLANCE


Comparison of the change of a $10,000 investment in PaineWebber High Income Fund (Class A) and the Credit Suisse First Boston High Yield Bond Index, for the 10 years from November 30, 1989 through November 30, 1999

[GRAPH]

                 PaineWebber High Income Fund (A)              CS First Boston High Yield Bond Index
          Nov-89                                        $9,602                                   $10,020
          Dec-89                                        $9,485                                    $9,975
          Jan-90                                        $9,104                                    $9,624
          Feb-90                                        $8,803                                    $9,446
          Mar-90                                        $8,899                                    $9,718
          Apr-90                                        $8,902                                    $9,759
          May-90                                        $9,235                                    $9,962
          Jun-90                                        $9,457                                   $10,275
          Jul-90                                        $9,752                                   $10,607
          Aug-90                                        $9,233                                   $10,117
          Sep-90                                        $8,675                                    $9,346
          Oct-90                                        $8,328                                    $9,111
          Nov-90                                        $8,358                                    $9,294
          Dec-90                                        $8,676                                    $9,338
          Jan-91                                        $8,900                                    $9,594
          Feb-91                                        $9,841                                   $10,421
          Mar-91                                       $10,407                                   $11,068
          Apr-91                                       $10,807                                   $11,527
          May-91                                       $10,838                                   $11,584
          Jun-91                                       $11,164                                   $11,888
          Jul-91                                       $11,596                                   $12,290
          Aug-91                                       $11,817                                   $12,513
          Sep-91                                       $12,026                                   $12,798
          Oct-91                                       $12,573                                   $13,221
          Nov-91                                       $12,630                                   $13,327
          Dec-91                                       $12,756                                   $13,424
          Jan-92                                       $13,413                                   $13,971
          Feb-92                                       $13,794                                   $14,310
          Mar-92                                       $14,074                                   $14,523
          Apr-92                                       $14,166                                   $14,536
          May-92                                       $14,458                                   $14,734
          Jun-92                                       $14,606                                   $14,880
          Jul-92                                       $14,938                                   $15,109
          Aug-92                                       $15,302                                   $15,318
          Sep-92                                       $15,525                                   $15,417
          Oct-92                                       $15,307                                   $15,257
          Nov-92                                       $15,534                                   $15,486
          Dec-92                                       $15,825                                   $15,661
          Jan-93                                       $16,177                                   $16,088
          Feb-93                                       $16,556                                   $16,407
          Mar-93                                       $16,903                                   $16,753
          Apr-93                                       $17,134                                   $16,848
          May-93                                       $17,685                                   $17,094
          Jun-93                                       $18,050                                   $17,404
          Jul-93                                       $18,201                                   $17,585
          Aug-93                                       $18,377                                   $17,734
          Sep-93                                       $18,512                                   $17,835
          Oct-93                                       $18,883                                   $18,162
          Nov-93                                       $19,090                                   $18,391
          Dec-93                                       $19,424                                   $18,622
          Jan-94                                       $20,035                                   $18,954
          Feb-94                                       $20,293                                   $18,982
          Mar-94                                       $19,831                                   $18,424
          Apr-94                                       $19,325                                   $18,177
          May-94                                       $19,102                                   $18,281
          Jun-94                                       $18,803                                   $18,158
          Jul-94                                       $18,547                                   $18,244
          Aug-94                                       $18,097                                   $18,375
          Sep-94                                       $17,903                                   $18,449
          Oct-94                                       $17,750                                   $18,461
          Nov-94                                       $17,333                                   $18,247
          Dec-94                                       $17,154                                   $18,441
          Jan-95                                       $17,174                                   $18,634
          Feb-95                                       $17,742                                   $19,093
          Mar-95                                       $17,966                                   $19,308
          Apr-95                                       $18,471                                   $19,737
          May-95                                       $18,635                                   $20,290
          Jun-95                                       $18,570                                   $20,424
          Jul-95                                       $19,005                                   $20,740
          Aug-95                                       $19,117                                   $20,798
          Sep-95                                       $19,283                                   $21,037
          Oct-95                                       $19,296                                   $21,271
          Nov-95                                       $18,895                                   $21,371
          Dec-95                                       $19,035                                   $21,642
          Jan-96                                       $19,394                                   $22,054
          Feb-96                                       $19,716                                   $22,170
          Mar-96                                       $19,739                                   $22,111
          Apr-96                                       $20,162                                   $22,230
          May-96                                       $20,492                                   $22,410
          Jun-96                                       $20,500                                   $22,459
          Jul-96                                       $20,597                                   $22,662
          Aug-96                                       $20,943                                   $22,909
          Sep-96                                       $21,415                                   $23,303
          Oct-96                                       $21,518                                   $23,498
          Nov-96                                       $22,022                                   $23,865
          Dec-96                                       $22,409                                   $24,318
          Jan-97                                       $22,553                                   $24,496
          Feb-97                                       $22,970                                   $24,956
          Mar-97                                       $22,533                                   $24,677
          Apr-97                                       $22,675                                   $24,896
          May-97                                       $23,349                                   $25,397
          Jun-97                                       $23,813                                   $25,742
          Jul-97                                       $24,436                                   $26,288
          Aug-97                                       $24,358                                   $26,430
          Sep-97                                       $25,127                                   $26,953
          Oct-97                                       $24,812                                   $26,951
          Nov-97                                       $25,015                                   $27,142
          Dec-97                                       $25,318                                   $27,389
          Jan-98                                       $25,736                                   $27,855
          Feb-98                                       $26,076                                   $28,072
          Mar-98                                       $26,632                                   $28,212
          Apr-98                                       $26,670                                   $28,424
          May-98                                       $26,642                                   $28,504
          Jun-98                                       $26,608                                   $28,567
          Jul-98                                       $26,736                                   $28,767
          Aug-98                                       $23,780                                   $26,814
          Sep-98                                       $23,522                                   $26,811
          Oct-98                                       $22,568                                   $26,278
          Nov-98                                       $23,900                                   $27,610
          Dec-98                                       $23,745                                   $27,547
          Jan-99                                       $24,098                                   $27,806
          Feb-99                                       $23,862                                   $27,747
          Mar-99                                       $24,118                                   $28,000
          Apr-99                                       $25,122                                   $28,619
          May-99                                       $24,823                                   $28,309
          Jun-99                                       $25,039                                   $28,324
          Jul-99                                       $25,013                                   $28,338
          Aug-99                                       $24,636                                   $28,086
          Sep-99                                       $24,275                                   $27,869
          Oct-99                                       $23,856                                   $27,733
          Nov-99                                       $24,479                                   $28,110


Past performance is no guarantee of future performance. The performance of the other classes will vary from the performance of the class shown because of differences in sales charges and fees paid by shareholders investing in different classes.



The graph depicts the performance of PaineWebber High Income Fund (Class A) versus the Credit Suisse First Boston High Yield Bond Index. It is important to note PaineWebber High Income Fund is a professionally managed mutual fund while the Index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.


AVERAGE ANNUAL % TOTAL RETURN, PERIODS ENDED 11/30/99



                                        1 Year   5 Years  10 Years  Inception(0)
                            Class A*      2.42     7.15      9.81        9.53

                            Class B**     1.63     6.31      N/A         9.07
    Before Deducting
Maximum Sales Charge        Class C+      1.75     6.58      N/A         6.52

                            Class Y++     2.68     N/A       N/A        -3.41


                            Class A*      1.71     6.27      9.37        9.24

                            Class B**     2.97     6.04      N/A         9.07
     After Deducting
Maximum Sales Charge        Class C+      1.06     6.58      N/A         6.52

                            Class Y++     2.68     N/A       N/A        -3.41

CS First Boston High                      1.81     9.04     10.87         N/A
    Yield Bond Index



The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.
(0) Inception: since commencement of issuance on August 31, 1984 for Class A shares, July 1, 1991 for Class B shares, July 2, 1992 for Class C shares and February 20, 1998 for Class Y shares. Index performance is shown as of inception of oldest share class.
* Maximum sales charge for Class A shares is 4% of the public offering price. Class A shares bear ongoing 12b-1 service fees.
** Maximum contingent deferred sales charge for Class B shares is 5% and is reduced to 0% after six years. Class B shares bear ongoing 12b-1 distribution and service fees.
+ Maximum contingent deferred sales charge for Class C shares is 0.75% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.
++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. Class Y shares do not bear initial or contingent deferred sales charges or ongoing distribution and service fees.

                                                                   ANNUAL REPORT



Dear Shareholder,                                              January 15, 2000

We are pleased to present you with the annual report for PaineWebber U.S. Government Income Fund, PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund, for the fiscal year ended November 30, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------
   Less than a year ago, the world seemed on the brink of a precipice. It all began in August 1998 with a Russian devaluation and ensuing default, which exposed the excessive leverage in the system (hedge funds and dealers). A global margin call caused the capital markets to seize up and a massive "flight-to-quality" into on-the-run U.S. Treasurys occurred. Investors braced for a global recession or depression marked by rampant deflation. In January of 1999, fears of deflation turned to fears of inflation as evidence mounted that the global economy was not collapsing but actually rebounding. With the resumption of global growth and the continuation of one of the longest U.S. expansions on record, interest rates began to rise, creating difficult conditions for the bond markets.

   Faced with an extremely tight labor market and accelerating global growth, the Federal Reserve (the Fed) raised the Federal Funds rate three times during the fiscal year, by 25 basis points each time (bps; a basis point equals one one-hundredth of one percent). These increases reversed the 75 bps of emergency easings engineered in late 1998 to stave off the global financial crisis. The 30-year Treasury bond's yield increased from 5.07% on November 30, 1998 to 6.29% on November 30, 1999, one of its worst performances ever. At the same time, short-term rates rose significantly, with 90-day T-bills moving from a yield equivalent of 4.49% at the beginning of the fiscal year, to a yield of 5.30% at its close.

                U.S. TREASURY YIELD CURVES; 11/30/98 TO 11/30/99


                          11/30/98             11/30/99
3M                           4.49%                5.30%
6M                           4.60%                5.55%
1Y                           4.50%                5.67%
2Y                           4.52%                6.01%
5Y                           4.48%                6.11%
10Y                          4.72%                6.19%
30Y                          5.07%                6.29%

   Mortgage "spreads" to Treasurys narrowed for most of the year, benefiting portfolios with mortgage exposure. (The spread is the difference in yield or income securities must pay to compensate for their greater risk relative to U.S. Treasurys.) High-yield bonds achieved modest gains for the fiscal year, gaining 1.81% as measured by the Credit Suisse First Boston High Yield Bond Index. Corporate bonds suffered from a temporary oversupply in the middle of the year but rallied into year-end on strong fundamentals and improved technicals. Corporate bonds outperformed U.S. Treasurys, but higher interest rates resulted in a loss of 1.14% as measured by the Lehman Brothers Corporate Bond Index. Despite the fact that such spreads to Treasurys

ANNUAL REPORT

narrowed, these sectors did not return to their levels before the Russian debt crisis of August 1998.

OUTLOOK
   Although the Fed did not adopt a tightening bias at its December Open Market Committee meeting, it is likely that it is inclined to raise rates further. With the evidence so far suggesting that Y2K-related problems have largely been avoided, the Fed will focus initially on its near-term chore of mopping up the flood of liquidity it provided to the banking system ahead of the year-end changeover. Beyond that, however, is the more enduring question of just how much growth the economy can enjoy without reigniting inflation. While sympathetic to the argument for a new, inflation-free economy driven by productivity gains and excess global capacity, the Fed remains cautious. Interest rates appear headed higher, with unemployment at 30-year lows, consumer confidence near record highs, equity markets ebullient and economic expansion underway around much of the globe. In particular, the deflationary impacts of dormant commodity prices and a strong dollar are beginning to reverse. In the first half of 2000, we expect an active Federal Reserve and rising rates across the yield curve. We look for moderating economic growth in the second half of the year, and believe interest rates will recede in response to slowing growth and the absence of real inflationary pressure. In this environment, we believe the spread sectors--mortgages, agencies, investment-grade corporate and high-yield bonds--will perform well.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND
--------------------------------------------------------------------------------
PORTFOLIO REVIEW

The Fund's mid-range duration (about 5.3 years) resulted in a negative return for the fiscal year as interest rates rose. (Duration is a measure of a bond portfolio's sensitivity to interest rate changes.) The incremental yield of the Fund's mortgage and agency holdings, as well as from the spread contraction in those sectors, benefited the Fund, moderately offsetting the negative impact of rising rates.

   Mortgage spreads to Treasurys remained historically wide and volatile throughout the Fund's fiscal year. Such market behavior typically occurs during periods of economic dislocation. During the recession of the late 1980s and early 1990s, for example, problems in the real estate, banking and insurance industries led to spread widening equivalent to current levels. In contrast, today's wide spreads seem to arise from market technical factors such as heavy issuance of securities and reduced liquidity related to Y2K concerns.

   Throughout the fiscal year the Fund maintained a significant allocation to agency and mortgage securities (see table below). Fund performance also benefited from our rotation between agencies and mortgages to take advantage of arbitrage opportunities caused by market volatility.


PaineWebber U.S. Government Income Fund
PROFILE

INVESTMENT GOAL:
High current income consistent with preservation of capital and liquidity

PORTFOLIO MANAGER:
Nirmal Singh, Mitchell Hutchins Asset Management Inc.

COMMENCEMENT:
August 31, 1984 (Class A), July 1, 1991 (Class B), July 2, 1992 (Class C), September 11, 1991 (Class Y)

DIVIDEND PAYMENTS:
Monthly

                                                                   ANNUAL REPORT
PAINEWEBBER U.S. GOVERNMENT INCOME FUND, PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND, PAINEWEBBER INVESTMENT GRADE INCOME FUND,
PAINEWEBBER HIGH INCOME FUND

PAINEWEBBER U.S. GOVERNMENT INCOME FUND--SECTOR ALLOCATION*


                                        11/30/99        5/31/99       11/30/98
--------------------------------------------------------------------------------
Mortgages                                 58.0%          56.2%          59.1%
Treasurys                                 17.4           20.6           25.0
Agencies                                  23.9           23.2           15.5
Cash                                       0.7            0.0            0.4
--------------------------------------------------------------------------------
Total                                    100.0          100.0          100.0

GOING FORWARD

Despite recent spread tightening, we continue to find mortgages and agency debentures attractive. Rising interest rates have diminished the likelihood that borrowers will prepay or refinance their mortgages. In addition, "implied volatility" in the options markets has subsided to its historical average. (Volatility, actual and implied, negatively impacts the performance of mortgage-backed securities given the prepayment options embedded in the underlying mortgages.) Technically positive is the recent equilibrium between mortgage supply and demand, notwithstanding the continuing vigor in housing markets and historically high mortgage originations.

   The Fund's spread-sector allocations generally represent high quality and high liquidity in the mortgage and agency sectors. As the U.S. Treasury continues to retire debt, we believe buyers looking for investment alternatives will increasingly turn to high-quality agencies and mortgages, which in turn will boost the performance of these securities. We believe the Fund is well positioned to benefit from the incremental income and performance expected in these sectors.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND--CHARACTERISTICS*


                                       11/30/99               5/31/99
--------------------------------------------------------------------------------
Weighted Average Duration              5.22 yrs               5.41 yrs
Weighted Average Life                   9.7 yrs                9.9 yrs
Average Quality                          Agency                 Agency
Leverage                                  11.1%                  16.7%
Net Assets ($mm)                         $276.3                 $308.1
--------------------------------------------------------------------------------

* Weightings represent percentages of portfolio assets as of November 30, 1999, unless indicated otherwise. TheFund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND
----------------------------------------------------

PORTFOLIO REVIEW
Market interest rates rose as much as 160 basis points as concern about global financial turmoil and deflation early in the period was replaced by worries about renewed inflation. The Fed raised the federal funds rate three times during the period, taking back three rate cuts of the previous year that were designed to avert a credit squeeze and calm financial markets. The Fed's main concern in tightening monetary policy was that the economy was growing faster than its potential, with unemployment at a 29-year low increasing the risks of wage inflation. Helping restrain interest rate increases, however, was continued good news about gains in productivity, which reassured investors that growth in inflation would be modest.

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND--SECTOR ALLOCATION*


As of 11/30/99                                As of 5/31/99
-------------------------------------------------------------------------------------------
Mortgage-Backed Securities          53.8%     Mortgage-Backed Securities         73.3%
Cash & Equivalents                  15.0      Cash & Equivalents                 20.4
U.S. Gov't and Agency               31.2      U.S. Gov't and Agency               6.3
-------------------------------------------------------------------------------------------
Total                              100.0      Total                             100.0

PORTFOLIO HIGHLIGHTS
During the period the Fund modestly lagged its benchmark, the Merrill Lynch 1-3 Year Treasury Index. The Fund's above-index duration, or sensitivity to interest rate changes, hurt performance as rates rose substantially. The Fund's longer-than-index maturity distribution also detracted from performance as interest rates climbed most in the intermediate portion of the yield curve. In contrast, sector allocation was a positive--the Fund benefited from its emphasis on mortgage-backed securities when mortgages outperformed Treasurys. Higher interest rates reduced the risk of homeowners prepaying their mortgages, which typically has an adverse impact on the mortgage market. This allowed investors to benefit from mortgages' yield advantage relative to Treasurys.

GOING FORWARD
Over the next six to nine months, we expect the economy to expand more slowly as higher borrowing costs temper growth in consumer and investment spending. Inflation is likely to increase because of wage pressures, increases in commodity prices and a weaker dollar. To restrain inflation, the Fed may raise short-term interest rates modestly in 2000.


* Weightings represent percentages of portfolio assets as of November 30, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.


PaineWebber Low Duration U.S. Government Income Fund
PROFILE

INVESTMENT GOALS:
High income with preservation of capital and low NAV volatility

Portfolio Manager:
William Powers, Pacific Investment Management Company

COMMENCEMENT:
May 3, 1993 (Classes A, B and C), October 23, 1995 (Class Y)

DIVIDEND PAYMENTS:
Monthly

                                                                   ANNUAL REPORT
PAINEWEBBER U.S. GOVERNMENT INCOME FUND, PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND, PAINEWEBBER INVESTMENT GRADE INCOME FUND,
PAINEWEBBER HIGH INCOME FUND

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND--CHARACTERISTICS*

                                       11/30/99               5/31/99
--------------------------------------------------------------------------------
Weighted Average Duration              1.76 yrs               3.53 yrs
Weighted Average Life                  2.78 yrs               2.43 yrs
Average Quality                             AAA                    AAA
Weighted Average Coupon                   6.33%                  7.47%
Derivatives                                 38%                    23%
Net Assets ($mm)                         $158.9                 $135.0
--------------------------------------------------------------------------------

We intend to target Fund duration slightly above its benchmark, seeking to benefit from the higher yields offered by longer maturity securities. Investing in mortgages still seems to us the most prudent way to enhance portfolio yield without adding undue risk. We expect to maintain the Fund's exposure to higher-coupon mortgages, which offer attractive yields and less risk now that prepayment concerns have abated. Also, we intend to maintain the Fund's exposure to well-structured, collateralized mortgage obligations (CMOs) to capture their relatively high yields. Lastly, we expect to place some focus on U.S. inflation-protected bonds to take advantage of high inflation-adjusted yields.

PAINEWEBBER INVESTMENT GRADE INCOME FUND
--------------------------------------------------------------------------------

PERFORMANCE ATTRIBUTION
The fiscal year ended November 30, 1999 was a challenging period for fixed income investors, as higher interest rates resulted in negative returns for most sectors of the bond market. The performance differential between the Fund and the Index was primarily a function of the Fund's yield curve positioning at the end of fiscal 1998. At that time the Fund was overweighted relative to the Index in long-maturity (30 years or longer) corporate bonds, which underperformed their short-to-intermediate counterparts as the Fed was easing to counteract the seizing up of the capital markets and worsening credit crunch. With the prospect for additional emergency interest-rate easings--given the fears of deflation and global recession--the Fund neutralized its yield-curve exposure by selling some of those long-duration positions at wide spread levels.

   By mid-fiscal year, as global healing gave way to global growth, the Fund shifted its duration to slightly shorter than the Index. (Duration is a measure of a bond portfolio's sensitivity to interest rate changes.) The Fund's shorter duration helped performance in the latter half of the fiscal year and partially offset the losses at the beginning of fiscal 1999. During the same period, we also reduced the Fund's U.S. government/agency allocation as interest rates began to rise.

* Weightings represent percentages of portfolio assets as of November 30, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

PaineWebber Investment Grade Income Fund
PROFILE

INVESTMENT GOAL:
High current income consistent with preservation of capital and liquidity

PORTFOLIO MANAGERS:
Julieanna Berry, James F. Keegan, Mitchell Hutchins Asset Management Inc.

COMMENCEMENT:
August 31, 1984 (Class A), July 1, 1991 (Class B), July 2, 1992 (Class C) and February 20, 1998 (Class Y)

DIVIDEND PAYMENTS:
Monthly
                                                                               9

ANNUAL REPORT

PAINEWEBBER INVESTMENT GRADE INCOME FUND--CHARACTERISTICS*


                                        11/30/99        5/31/99
--------------------------------------------------------------------------------
Weighted Average Duration               5.66 yrs     5.76 yrs
Weighted Average Life                  15.85 yrs    16.00 yrs
Net Assets ($mm)                          $262.1       $282.1
--------------------------------------------------------------------------------

PORTFOLIO HIGHLIGHTS
Yankee bank bonds--the Fund accumulated Japanese and European bank positions at very wide spreads in both Tier I capital securities and 10-year subordinated debt during the second half of the fiscal year. The rationale for these investments related to the acceleration of global growth, the bottoming of the Japanese economy and the anticipated consolidation within these respective markets.

   Crossovers (bonds whose ratings straddle the investment grade and noninvestment grade sectors) and high yield bonds in the gaming and chemical sectors were positive contributors to performance.

   Current positions of note include the following.

   Lumberman's Mutual Casualty Company (Baa1/A-) (2.5%), * a property/casualty insurer, seems poised for a rebound, since it is currently among the most deeply discounted issuers in the investment-grade market. The Fund's holdings include Lumberman's surplus notes, which we believe will benefit as investors look for value in down-in-structure debt (e.g., surplus notes and capital securities).

   Saks Incorporated (Baa3/BB+) (2.0%), had a negative earnings surprise in 1999 and was unduly penalized by the market, given the fact that the credit ratings were never at risk. In our opinion, Saks' shorter-term debt is attractive given the current environment where the credit curve is so flat. (If the credit curve steepened, Saks' longer-term debt would become more attractive.)

   Columbia/HCA Healthcare Corporation (1.5%) has spun off several hospitals that were losing money and is near a final settlement of its long-running dispute with the Federal government. The bonds have rallied recently and may have further upside once the settlement cloud is lifted.

   MGM Grand Incorporated (1.6%) was upgraded to investment grade by Moody's and is now rated Baa3/BBB-. We believe the credit has further upside potential.

PAINEWEBBER INVESTMENT GRADE INCOME FUND--TOP FIVE SECTORS*


As of 11/30/99                                As of 5/31/99
-----------------------------------------------------------------------------------------------
Finance/Banking                     15.6%     U.S. Gov't and Agency              17.3%
Mortgage-Backed Securities          10.6      Finance/Banking                    12.0
U.S. Gov't and Agency               10.4      Mortgage-Backed Securities          8.8
Yankee                              10.3      Cable/Media                         8.6
Cable/Media                          7.9      Insurance                           7.4
-----------------------------------------------------------------------------------------------
Total                               54.8      Total                              54.1

* Weightings represent percentages of portfolio assets as of November 30, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

                                                                   ANNUAL REPORT
PAINEWEBBER U.S. GOVERNMENT INCOME FUND, PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND, PAINEWEBBER INVESTMENT GRADE INCOME FUND, PAINEWEBBER HIGH INCOME FUND

GOING FORWARD
With Y2K behind us, and as global healing gives way to accelerating global growth in 2000, investors will be less risk averse, in our opinion. Assuming incremental credit and liquidity risk will be more acceptable, particularly in an environment characterized by reduced supply. In our view of the world, investors increasingly will turn to "off-the-run" sectors and issues. (Off-the-run refers to bonds that are traded less frequently or in smaller lots, making them less liquid.) We have positioned the Fund to benefit from this trend. Moreover, the incremental yield available in off-the-run securities provides a cushion in a rising rate environment.

   Another area that we believe is poised to do well in this environment is "subordinated" structures, e.g., subordinated debt, capital securities and preferred stock. The subordinated components of the capital structure of several investment-grade issuers now have the most favorable risk/return characteristics. We expect to continue adding opportunistically to the Fund's "subordinated" structures, in issues that have positive credit momentum.

   Sectors viewed favorably include: cyclicals such as chemical companies; consumer credit companies; cable and media companies, especially those that own the "last mile" into customers' homes and the content providers. The recently announced merger of America Online and Time Warner is likely to encourage more such mergers, and result in further spread tightening in this sector. The Fund owns News America Holdings Incorporated (3.1%) and Liberty Media Corporation (0.7%), two companies that could benefit in such consolidations. Another sector that represents potential opportunity is the utility sector, which is evolving in response to deregulation. Utility companies are rapidly changing their strategies to become more competitive, and could emerge as a new growth opportunity in the years ahead. As always, crossovers remain an area of opportunity due to the inefficiencies in this market sector.

PAINEWEBBER INVESTMENT GRADE INCOME FUND--CREDIT QUALITY*


                                        11/30/99               5/31/99
--------------------------------------------------------------------------------
Cash & Equivalents                          7.5%                   1.3%
AAA                                        20.9                   24.3
AA                                          2.1                    7.5
A                                          24.5                   24.6
BBB                                        22.3                   21.8
BB                                         19.1                   17.2
B                                           2.0                    1.7
BELOW B                                     1.6                    1.6
--------------------------------------------------------------------------------
Total                                     100.0                  100.0

   Our investment process emphasizes bottom-up, proactive, fundamental credit research, which we consider essential in a market that severely penalizes companies for inconsistent results. With each passing year of the expansion, security selection becomes more important, and we believe careful bond picking once again will be the key to investment success in 2000.

* Weightings represent percentages of portfolio assets as of November 30, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT

PAINEWEBBER HIGH INCOME FUND
--------------------------------------------------------------------------------

PORTFOLIO REVIEW
For the fiscal year ended November 30, 1999, Class A and Class Y shares outperformed the Credit Suisse First Boston High Yield Bond Index before deducting sales charges (see page 4). Sector allocation made the greatest contribution to Fund performance during the fiscal year.

PAINEWEBBER HIGH INCOME FUND--TOP FIVE SECTORS*


As of 11/30/99                                As of 5/31/99
------------------------------------------------------------------------------------------
Communications (fixed)              19.4%     Communications (fixed)             16.3%
Cable                               11.2      Cable                               9.5
Service                              8.7      Service                             9.2
Technology                           8.1      Technology                          7.4
General Industrial                   5.5      Foods/Beverages                     5.0
------------------------------------------------------------------------------------------
Total                               52.9      Total                              47.4

The Fund's top sector remained fixed communications (conventional telephone systems), emphasizing companies that own fiber optic networks, such as Metromedia Fiber (1.3%) and Northeast Optic Network (0.8%).* We believe these companies will benefit as the standard for telecommunications service shifts to a combination of voice and data transmission. In cable, we favor new entrants that offer integrated voice, data and video, such as RCN Corporation (1.2%) and Knology Holdings (2.0%) in the U.S., and United Pan Europe overseas (1.3%).

PAINEWEBBER HIGH INCOME FUND--CREDIT QUALITY*


                                       11/30/99                 5/31/99
--------------------------------------------------------------------------------
Cash                                        2.8%                   2.2%
BB & Higher                                18.7                   22.5
B                                          50.4                   49.7
CCC & Lower                                10.0                    4.6
Non-Rated                                   9.7                   15.0
Equity/Preferred                            8.4                    6.0
--------------------------------------------------------------------------------
Total                                     100.0                  100.0

* Weightings represent percentages of portfolio assets as of November 30, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

PaineWebber High Income Fund
PROFILE

INVESTMENT GOAL:
High income

PORTFOLIO MANAGER:
Thomas J. Libassi, Mitchell Hutchins Asset Management Inc.

COMMENCEMENT:
August 31, 1984 (Class A), July 1, 1991 (Class B), July 2, 1992 (Class C) and February 20, 1998 (Class Y)

DIVIDEND PAYMENTS:
Monthly

                                                                   ANNUAL REPORT
PAINEWEBBER U.S. GOVERNMENT INCOME FUND, PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND, PAINEWEBBER INVESTMENT GRADE INCOME FUND, PAINEWEBBER HIGH INCOME FUND

GOING FORWARD
We see the greatest opportunity in the high end of the single-B sector, where yields of up to 13% are available with what we believe to be less credit risk than some CCC-rated bonds. We expect to maintain our focus on high single-B credits going forward.

   The high yield sector has been in a bear market since August 1998, after Russia devalued the ruble. As of mid-November, the CS First Boston High Yield Bond Index spread to Treasurys is 628 basis points--still well above its average of 506 bps since the end of the last recession in 1992.

   With Y2K behind us and apparently a complete non-event, we think the high-yield market can solidify the gains it made toward the end of the fiscal year. We believe the Fund is well positioned to benefit from any rebound--we think overall credit quality is good and the portfolio is well diversified.

PAINEWEBBER HIGH INCOME FUND--CHARACTERISTICS*


                                       11/30/99               5/31/99
--------------------------------------------------------------------------------
Weighted Average Duration              4.60 yrs               5.01 yrs
Weighted Average Life                  7.09 yrs               7.79 yrs
Net Assets ($mm)                         $409.3                 $497.7
--------------------------------------------------------------------------------

* Weightings represent percentages of portfolio assets as of November 30, 1999, unless indicated otherwise. The Fund's portfolio is actively managed and its composition will vary over time.

ANNUAL REPORT

   Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a QUARTERLY REVIEW on PaineWebber U.S. Government Income Fund, PaineWebber Low Duration U.S. Government Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund, or another fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor.



SINCERELY,


/s/ Margo Alexander

MARGO ALEXANDER
Chairman and
Chief Executive Officer
Mitchell Hutchins
Asset Management Inc.


/s/ Julieanna M. Berry

JULIEANNA M. BERRY
Portfolio Manager,
PaineWebber Investment
Grade Income Fund


/s/ William C. Powers

WILLIAM C. POWERS
Managing Director, Pacific
Investment Management Company
Porfolio Manager, PaineWebber
Low Duration U.S. Government
Income Fund


/s/ Brian M. Storms

BRIAN M. STORMS
President and
Chief Operating Officer
Mitchell Hutchins
Asset Management Inc.


/s/ James F. Keegan

JAMES F. KEEGAN
Portfolio Manager,
PaineWebber Investment
Grade Income Fund


/s/ Nirmal Singh

NIRMAL SINGH
Portfolio Manager,
PaineWebber U.S. Government
Income Fund


/s/ Dennis L. McCauley

Dennis L. McCauley
Chief Investment Officer -
Fixed Income
Mitchell Hutchins
Asset Management Inc.


/s/ Thomas J. Libassi

Thomas J. Libassi
Portfolio Manager,
PaineWebber High
Income Fund

   This letter is intended to assist shareholders in understanding how the funds performed during the fiscal year ended November 30, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.



(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

PERFORMANCE RESULTS(UNAUDITED)

                                           NET ASSET VALUE                   TOTAL RETURN(1)
                                 -----------------------------------  ------------------------------
                                                                        12 MONTHS        6 MONTHS
                                 11/30/99    05/31/99     11/30/98    ENDED 11/30/99  ENDED 11/30/99
----------------------------------------------------------------------------------------------------
Class A Shares                     $8.51       $8.79        $9.20       (2.14)%            (0.38)%
----------------------------------------------------------------------------------------------------
Class B Shares                      8.51        8.79         9.20       (2.93)             (0.78)
----------------------------------------------------------------------------------------------------
Class C Shares                      8.50        8.78         9.19       (2.65)             (0.65)
----------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                   NET ASSET VALUE
                                 --------------------   CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                   BEGINNING    ENDING     DISTRIBUTED      PAID(2)        RETURN(1)
-----------------------------------------------------------------------------------------------------
08/31/84-12/31/84                 $ 9.57      $ 9.78        --             $0.3515           5.95%
-----------------------------------------------------------------------------------------------------
1985                                9.78       10.32        --              1.2600          19.79
-----------------------------------------------------------------------------------------------------
1986                               10.32       10.21     $0.0053            1.1924          11.18
-----------------------------------------------------------------------------------------------------
1987                               10.21        9.34      0.0027            0.9160           0.59
-----------------------------------------------------------------------------------------------------
1988                                9.34        9.18        --              0.8718           7.83
-----------------------------------------------------------------------------------------------------
1989                                9.18        9.49        --              0.7994          12.58
-----------------------------------------------------------------------------------------------------
1990                                9.49        9.57        --              0.7883           9.67
-----------------------------------------------------------------------------------------------------
1991                                9.57       10.18        --              0.7683          14.89
-----------------------------------------------------------------------------------------------------
1992                               10.18       10.05        --              0.7372           6.37
-----------------------------------------------------------------------------------------------------
1993                               10.05       10.03        --              0.6590           6.48
-----------------------------------------------------------------------------------------------------
1994                               10.03        8.40        --              0.6014         (10.51)
-----------------------------------------------------------------------------------------------------
1995                                8.40        9.21        --              0.5807          17.04
-----------------------------------------------------------------------------------------------------
1996                                9.21        8.74        --              0.5454           0.98
-----------------------------------------------------------------------------------------------------
1997                                8.74        9.00        --              0.5355           9.44
-----------------------------------------------------------------------------------------------------
1998                                9.00        9.18        --              0.5128           7.91
-----------------------------------------------------------------------------------------------------
01/01/99-11/30/99                   9.18        8.51        --              0.4436          (2.49)
-----------------------------------------------------------------------------------------------------
                                              Total:     $0.0080          $11.5633
-----------------------------------------------------------------------------------------------------
                                              CUMULATIVE TOTAL RETURN AS OF 11/30/99:      199.45%
-----------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                   NET ASSET VALUE
                                 --------------------   CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                   BEGINNING    ENDING     DISTRIBUTED        PAID         RETURN(1)
-----------------------------------------------------------------------------------------------------
07/01/91-12/31/91                 $ 9.59      $10.19        --             $0.3535          10.09%
-----------------------------------------------------------------------------------------------------
1992                               10.19       10.05        --              0.6599           5.31
-----------------------------------------------------------------------------------------------------
1993                               10.05       10.04        --              0.5821           5.78
-----------------------------------------------------------------------------------------------------
1994                               10.04        8.40        --              0.5317         (11.28)
-----------------------------------------------------------------------------------------------------
1995                                8.40        9.21        --              0.5119          16.14
-----------------------------------------------------------------------------------------------------
1996                                9.21        8.74        --              0.4789           0.22
-----------------------------------------------------------------------------------------------------
1997                                8.74        9.00        --              0.4687           8.61
-----------------------------------------------------------------------------------------------------
1998                                9.00        9.18        --              0.4379           7.03
-----------------------------------------------------------------------------------------------------
01/01/99-11/30/99                   9.18        8.51        --              0.3803          (3.19)
-----------------------------------------------------------------------------------------------------
                                             Totals:     $0.0000           $4.4049
-----------------------------------------------------------------------------------------------------
                                              CUMULATIVE TOTAL RETURN AS OF 11/30/99:       45.25%
-----------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

(2)   Certain distributions may contain short-term capital gains.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

PERFORMANCE RESULTS(UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                   NET ASSET VALUE
                                 -------------------  CAPITAL GAINS    DIVIDENDS        TOTAL
PERIOD COVERED                   BEGINNING   ENDING    DISTRIBUTED       PAID         RETURN(1)
--------------------------------------------------------------------------------------------------
07/02/92-12/31/92                 $10.13     $10.05       --            $0.3281             2.16%
--------------------------------------------------------------------------------------------------
1993                               10.05      10.02       --             0.6089             5.85
--------------------------------------------------------------------------------------------------
1994                               10.02       8.39       --             0.5557           (10.97)
--------------------------------------------------------------------------------------------------
1995                                8.39       9.20       --             0.5345            16.46
--------------------------------------------------------------------------------------------------
1996                                9.20       8.73       --             0.5008             0.47
--------------------------------------------------------------------------------------------------
1997                                8.73       8.99       --             0.4910             8.90
--------------------------------------------------------------------------------------------------
1998                                8.99       9.17       --             0.4660             7.36
--------------------------------------------------------------------------------------------------
01/01/99-11/30/99                   9.17       8.50       --             0.4029            (2.94)
--------------------------------------------------------------------------------------------------
                                             Totals:     $0.0000        $3.8879
--------------------------------------------------------------------------------------------------
                                           CUMULATIVE TOTAL RETURN AS OF 11/30/99:         27.83%
--------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended
November 30, 1999 and since inception, September 11, 1991 through November 30, 1999, Class Y shares have a total return of (1.84%) and 48.86%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

PERFORMANCE RESULTS(UNAUDITED)

                                        NET ASSET VALUE                  TOTAL RETURN(1)
                                --------------------------------  ------------------------------
                                                                    12 MONTHS        6 MONTHS
                                11/30/99  05/31/99    11/30/98    ENDED 11/30/99  ENDED 11/30/99
------------------------------------------------------------------------------------------------
Class A Shares                   $2.31     $2.34       $2.38            1.99%       1.19%
------------------------------------------------------------------------------------------------
Class B Shares                    2.30      2.34        2.38            0.71        0.33
------------------------------------------------------------------------------------------------
Class C Shares                    2.30      2.34        2.38            0.90        0.43
------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                  NET ASSET VALUE
                                -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                  BEGINNING   ENDING    DISTRIBUTED        PAID         RETURN(1)
--------------------------------------------------------------------------------------------------
05/03/93-12/31/93                 $2.50     $2.48       --             $0.0812           2.48%
--------------------------------------------------------------------------------------------------
1994                               2.48      2.25       --              0.1217          (4.39)
--------------------------------------------------------------------------------------------------
1995                               2.25      2.35       --              0.1357          10.75
--------------------------------------------------------------------------------------------------
1996                               2.35      2.34       --              0.1360           5.57
--------------------------------------------------------------------------------------------------
1997                               2.34      2.37       --              0.1307           7.05
--------------------------------------------------------------------------------------------------
1998                               2.37      2.39       --              0.1272           6.36
--------------------------------------------------------------------------------------------------
01/01/99-11/30/99                  2.39      2.31       --              0.1050           1.08
--------------------------------------------------------------------------------------------------
                                           Totals:    $0.0000          $0.8375
--------------------------------------------------------------------------------------------------
                                           CUMULATIVE TOTAL RETURN AS OF 11/30/99:      31.84%
--------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                  NET ASSET VALUE
                                -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                  BEGINNING   ENDING    DISTRIBUTED        PAID         RETURN(1)
--------------------------------------------------------------------------------------------------
05/03/93-12/31/93                 $2.50     $2.48       --             $0.0687           1.97%
--------------------------------------------------------------------------------------------------
1994                               2.48      2.25       --              0.1034          (5.14)
--------------------------------------------------------------------------------------------------
1995                               2.25      2.35       --              0.1157           9.79
--------------------------------------------------------------------------------------------------
1996                               2.35      2.34       --              0.1171           4.72
--------------------------------------------------------------------------------------------------
1997                               2.34      2.37       --              0.1115           6.19
--------------------------------------------------------------------------------------------------
1998                               2.37      2.38       --              0.1077           5.06
--------------------------------------------------------------------------------------------------
01/01/99-11/30/99                  2.38      2.30       --              0.0876           0.32
--------------------------------------------------------------------------------------------------
                                           Totals:    $0.0000          $0.7117
--------------------------------------------------------------------------------------------------
                                           CUMULATIVE TOTAL RETURN AS OF 11/30/99:      24.47%
--------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

PERFORMANCE RESULTS(UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                 NET ASSET VALUE
                                ------------------  CAPITAL GAINS    DIVIDENDS        TOTAL
PERIOD COVERED                  BEGINNING  ENDING    DISTRIBUTED       PAID         RETURN(1)
-----------------------------------------------------------------------------------------------
05/03/93-12/31/93                 $2.50     $2.48       --            $0.0730          2.14%
-----------------------------------------------------------------------------------------------
1994                               2.48      2.25       --             0.1094         (4.89)
-----------------------------------------------------------------------------------------------
1995                               2.25      2.35       --             0.1217         10.09
-----------------------------------------------------------------------------------------------
1996                               2.35      2.34       --             0.1221          4.94
-----------------------------------------------------------------------------------------------
1997                               2.34      2.37       --             0.1167          6.43
-----------------------------------------------------------------------------------------------
1998                               2.37      2.38       --             0.1124          5.27
-----------------------------------------------------------------------------------------------
01/01/99-11/30/99                  2.38      2.30       --             0.0914          0.49
-----------------------------------------------------------------------------------------------
                                           Totals:     $0.0000        $0.7467
-----------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN AS OF 11/30/99:      26.34%
-----------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended
November 30, 1999 and since inception, October 20, 1995 through November 30, 1999, Class Y shares have a total return of 1.81% and 24.45%, respectively. Class Y shares do not have intial or contingent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER INVESTMENT GRADE INCOME FUND

PERFORMANCE RESULTS(UNAUDITED)

                                                                        TOTAL RETURN(1)
                                       NET ASSET VALUE           ------------------------------
                               --------------------------------    12 MONTHS        6 MONTHS
                               11/30/99  05/31/99    11/30/98    ENDED 11/30/99  ENDED 11/30/99
-----------------------------------------------------------------------------------------------
Class A Shares                  $ 9.95    $10.28     $ 10.79           (1.62)%         0.15%
-----------------------------------------------------------------------------------------------
Class B Shares                    9.94     10.28       10.79           (2.46)         (0.34)
-----------------------------------------------------------------------------------------------
Class C Shares                    9.94     10.28       10.79           (2.20)         (0.20)
-----------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES
                                 NET ASSET VALUE
                               -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                 BEGINNING   ENDING    DISTRIBUTED        PAID         RETURN(1)
-------------------------------------------------------------------------------------------------
08/31/84-12/31/84               $ 9.57     $ 9.77       --            $ 0.3549           5.88%
-------------------------------------------------------------------------------------------------
1985                              9.77      10.52       --              1.3080          22.76
-------------------------------------------------------------------------------------------------
1986                             10.52      10.75      $0.0125          1.2060          14.47
-------------------------------------------------------------------------------------------------
1987                             10.75       9.55       0.0279          0.9846          (1.51)
-------------------------------------------------------------------------------------------------
1988                              9.55       9.51       --              0.8603           8.88
-------------------------------------------------------------------------------------------------
1989                              9.51       9.77       --              0.8363          11.98
-------------------------------------------------------------------------------------------------
1990                              9.77       9.54       --              0.8284           6.47
-------------------------------------------------------------------------------------------------
1991                              9.54      10.42       --              0.8180          18.56
-------------------------------------------------------------------------------------------------
1992                             10.42      10.50       --              0.8081           8.87
-------------------------------------------------------------------------------------------------
1993                             10.50      11.08       --              0.7920          13.35
-------------------------------------------------------------------------------------------------
1994                             11.08       9.70       --              0.7659          (5.59)
-------------------------------------------------------------------------------------------------
1995                              9.70      10.79       --              0.7525          19.61
-------------------------------------------------------------------------------------------------
1996                             10.79      10.46       --              0.7287           3.98
-------------------------------------------------------------------------------------------------
1997                             10.46      10.92       --              0.7403          11.93
-------------------------------------------------------------------------------------------------
1998                             10.92      10.72       --              0.7104           4.77
-------------------------------------------------------------------------------------------------
01/01/99-11/30/99                10.72       9.95       --              0.6009          (1.59)
-------------------------------------------------------------------------------------------------
                                          Totals:      $0.0404        $13.0953
-------------------------------------------------------------------------------------------------
                                          CUMULATIVE TOTAL RETURN AS OF 11/30/99:      277.15%
-------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES
                                 NET ASSET VALUE
                               -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                 BEGINNING   ENDING    DISTRIBUTED        PAID         RETURN(1)
-------------------------------------------------------------------------------------------------
07/01/91-12/31/91               $ 9.79     $10.41       --             $0.3795          10.39%
-------------------------------------------------------------------------------------------------
1992                             10.41      10.49       --              0.7623           8.05
-------------------------------------------------------------------------------------------------
1993                             10.49      11.08       --              0.7101          12.63
-------------------------------------------------------------------------------------------------
1994                             11.08       9.70       --              0.6894          (6.30)
-------------------------------------------------------------------------------------------------
1995                              9.70      10.79       --              0.6742          18.74
-------------------------------------------------------------------------------------------------
1996                             10.79      10.45       --              0.6510           3.12
-------------------------------------------------------------------------------------------------
1997                             10.45      10.92       --              0.6602          11.20
-------------------------------------------------------------------------------------------------
1998                             10.92      10.71       --              0.6280           3.88
-------------------------------------------------------------------------------------------------
01/01/99-11/30/99                10.71       9.94       --              0.5305          (2.26)
-------------------------------------------------------------------------------------------------
                                          Totals:      $0.0000         $5.6852
-------------------------------------------------------------------------------------------------
                                          CUMULATIVE TOTAL RETURN AS OF 11/30/99:       77.13%
-------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER INVESTMENT GRADE INCOME FUND

PERFORMANCE RESULTS(UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                 NET ASSET VALUE
                                ------------------  CAPITAL GAINS    DIVIDENDS        TOTAL
PERIOD COVERED                  BEGINNING  ENDING    DISTRIBUTED       PAID         RETURN(1)
-----------------------------------------------------------------------------------------------
07/02/92-12/31/92                $10.48    $10.50       --            $0.3377          3.44%
-----------------------------------------------------------------------------------------------
1993                              10.50     11.08       --             0.7383         12.80
-----------------------------------------------------------------------------------------------
1994                              11.08      9.70       --             0.7022         (6.07)
-----------------------------------------------------------------------------------------------
1995                               9.70     10.79       --             0.6999         19.03
-----------------------------------------------------------------------------------------------
1996                              10.79     10.46       --             0.6764          3.46
-----------------------------------------------------------------------------------------------
1997                              10.46     10.92       --             0.6872         11.37
-----------------------------------------------------------------------------------------------
1998                              10.92     10.72       --             0.6568          4.25
-----------------------------------------------------------------------------------------------
01/01/99-11/30/99                 10.72      9.94       --             0.5557         (2.12)
-----------------------------------------------------------------------------------------------
                                           Totals:     $0.0000        $5.0542
-----------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN AS OF 11/30/99:      53.54%
-----------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended
November 30, 1999 and since inception, February 18, 1998 through November 30, 1999, Class Y shares have a total return of (1.43)% and 2.04%, respectively. Class Y shares do not have initial or contingent deferred sales charge or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER HIGH INCOME FUND

PERFORMANCE RESULTS(UNAUDITED)

                                      NET ASSET VALUE                  TOTAL RETURN(1)
                              --------------------------------  ------------------------------
                                                                  12 MONTHS        6 MONTHS
                              11/30/99  05/31/99    11/30/98    ENDED 11/30/99  ENDED 11/30/99
----------------------------------------------------------------------------------------------
Class A Shares                  $6.12     $6.56       $6.66            2.42%     (1.39)%
----------------------------------------------------------------------------------------------
Class B Shares                   6.11      6.56        6.65            1.63       (1.93)
----------------------------------------------------------------------------------------------
Class C Shares                   6.12      6.57        6.67            1.75       (1.79)
----------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES

                                NET ASSET VALUE
                              -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                BEGINNING   ENDING    DISTRIBUTED      PAID(2)        RETURN(1)
------------------------------------------------------------------------------------------------
08/31/84-12/31/84              $ 9.57     $ 9.80      $0.0100        $ 0.3717           6.46%
------------------------------------------------------------------------------------------------
1985                             9.80      10.38       --              1.4080          21.67
------------------------------------------------------------------------------------------------
1986                            10.38      10.36       0.0250          1.4160          14.27
------------------------------------------------------------------------------------------------
1987                            10.36       8.88       0.0475          1.3010          (1.98)
------------------------------------------------------------------------------------------------
1988                             8.88       8.44       --              1.2317           9.13
------------------------------------------------------------------------------------------------
1989                             8.44       7.26       --              1.0687          (1.83)
------------------------------------------------------------------------------------------------
1990                             7.26       5.70       --              0.9744          (8.53)
------------------------------------------------------------------------------------------------
1991                             5.70       7.23       --              1.0159          47.02
------------------------------------------------------------------------------------------------
1992                             7.23       7.93       --              0.9698          24.06
------------------------------------------------------------------------------------------------
1993                             7.93       8.77       --              0.8894          22.74
------------------------------------------------------------------------------------------------
1994                             8.77       6.96       --              0.8576         (11.69)
------------------------------------------------------------------------------------------------
1995                             6.96       6.92       --              0.7879          10.96
------------------------------------------------------------------------------------------------
1996                             6.92       7.39       --              0.7001          17.73
------------------------------------------------------------------------------------------------
1997                             7.39       7.64       --              0.6727          12.98
------------------------------------------------------------------------------------------------
1998                             7.64       6.54       --              0.6627          (6.22)
------------------------------------------------------------------------------------------------
01/01/99-11/30/99                6.54       6.12       --              0.6240           3.09
------------------------------------------------------------------------------------------------
                                         Totals:    $0.0825          $14.9516
------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN AS OF 11/30/99:      301.12%
------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS B SHARES

                                NET ASSET VALUE
                              -------------------  CAPITAL GAINS    DIVIDENDS         TOTAL
PERIOD COVERED                BEGINNING   ENDING    DISTRIBUTED        PAID         RETURN(1)
------------------------------------------------------------------------------------------------
07/01/91-12/31/91               $6.85      $7.22       --             $0.4960          12.92%
------------------------------------------------------------------------------------------------
1992                             7.22       7.92       --              0.9037          23.07
------------------------------------------------------------------------------------------------
1993                             7.92       8.77       --              0.8237          21.97
------------------------------------------------------------------------------------------------
1994                             8.77       6.96       --              0.7969         (12.34)
------------------------------------------------------------------------------------------------
1995                             6.96       6.92       --              0.7344          10.15
------------------------------------------------------------------------------------------------
1996                             6.92       7.38       --              0.6466          16.70
------------------------------------------------------------------------------------------------
1997                             7.38       7.64       --              0.6163          12.31
------------------------------------------------------------------------------------------------
1998                             7.64       6.53       --              0.6071          (7.06)
------------------------------------------------------------------------------------------------
01/01/99-11/30/99                6.53       6.11       --              0.5793           2.38
------------------------------------------------------------------------------------------------
                                         Totals:    $0.0000           $6.2040
------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN AS OF 11/30/99:      107.82%
------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

(2)   Certain distributions may contain short-term capital gains.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER HIGH INCOME FUND

PERFORMANCE RESULTS(UNAUDITED) (CONCLUDED)

PERFORMANCE SUMMARY CLASS C SHARES

                                 NET ASSET VALUE
                                ------------------  CAPITAL GAINS    DIVIDENDS        TOTAL
PERIOD COVERED                  BEGINNING  ENDING    DISTRIBUTED       PAID         RETURN(1)
-----------------------------------------------------------------------------------------------
07/02/92-12/31/92                 $7.80     $7.94       --            $0.4041          7.07%
-----------------------------------------------------------------------------------------------
1993                               7.94      8.79       --             0.8456         22.22
-----------------------------------------------------------------------------------------------
1994                               8.79      6.97       --             0.8185        (12.20)
-----------------------------------------------------------------------------------------------
1995                               6.97      6.93       --             0.7528         10.40
-----------------------------------------------------------------------------------------------
1996                               6.93      7.40       --             0.6653         17.13
-----------------------------------------------------------------------------------------------
1997                               7.40      7.65       --             0.6360         12.42
-----------------------------------------------------------------------------------------------
1998                               7.65      6.55       --             0.6269         (6.66)
-----------------------------------------------------------------------------------------------
01/01/99-11/30/99                  6.55      6.12       --             0.5957          2.47
-----------------------------------------------------------------------------------------------
                                           Totals:     $0.0000        $5.3449
-----------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN AS OF 11/30/99:      59.77%
-----------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends and other distributions at net asset value on the payable dates and do not include sales charges; results would be lower if sales charges were included. Total return for periods of less than one year has not been annualized.

Note: The Fund offers Class Y shares to a limited group of investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds. For the year ended
November 30, 1999 and since inception, February 20, 1998 through November 30, 1999, Class Y shares have a total return of 2.68% and (5.98%), respectively. Class Y shares do not have intial or contigent deferred sales charges or ongoing distribution and service fees.

The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS                                       NOVEMBER 30, 1999

PRINCIPAL
 AMOUNT
  (000)                                                                MATURITY DATES        INTEREST RATES          VALUE
---------                                                           ---------------------  ------------------  -----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--38.05%
 $18,915   FHLMC Medium Term Notes................................        03/18/08                   6.220%      $ 17,831,889
  28,500   FNMA Medium Term Notes(1)..............................        04/29/09                   6.500         26,984,512
  30,230   United States Treasury Bonds(1)........................  08/15/13 to 08/15/21   8.125 to 12.000         39,096,669
  15,400   United States Treasury Bonds(1)*.......................        11/15/14                  11.750         21,213,500
                                                                                                                 ------------
Total U.S. Government and Agency Obligations
  (cost--$113,441,128)............................................                                                105,126,570
                                                                                                                 ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--3.74%
   4,834   GNMA...................................................        04/15/19                   8.250          5,000,410
   4,171   GNMA...................................................        08/15/09                   9.000          4,397,483
     856   GNMA 30 Year TBA.......................................           TBA                    11.000            940,840
                                                                                                                 ------------
Total Government National Mortgage Association Certificates
  (cost--$10,508,542).............................................                                                 10,338,733
                                                                                                                 ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--21.22%
   6,966   FHLMC..................................................        04/01/25                   9.000          7,373,169
     921   FHLMC..................................................  06/01/04 to 12/01/05            10.500            975,612
   3,142   FHLMC..................................................        01/01/16                  11.000          3,382,003
   2,396   FHLMC CMT ARM*.........................................        10/01/23                   6.976          2,410,558
  40,000   FHLMC Gold 30 Year TBA.................................           TBA                     6.500         38,150,000
   6,500   FHLMC Gold 30 Year TBA.................................           TBA                     7.000          6,353,750
                                                                                                                 ------------
Total Federal Home Loan Mortgage Corporation Certificates
  (cost--$59,277,181).............................................                                                 58,645,092
                                                                                                                 ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--29.23%
  26,800   FNMA...................................................        01/15/09                   5.250         24,022,904
  11,694   FNMA...................................................  08/01/28 to 04/01/29             6.000         10,845,222
  10,013   FNMA...................................................  09/01/12 to 11/01/13             6.500          9,800,101
   2,150   FNMA...................................................  05/01/24 to 07/01/25             7.500          2,145,011
   5,426   FNMA...................................................        09/01/25                   8.500          5,620,694
   1,560   FNMA...................................................        05/01/09                   9.000          1,632,837
  28,000   FNMA 30 Year TBA.......................................           TBA                     6.500         26,687,500
                                                                                                                 ------------
Total Federal National Mortgage Association Certificates
  (cost--$83,005,633).............................................                                                 80,754,269
                                                                                                                 ------------

COLLATERALIZED MORTGAGE OBLIGATIONS--18.53%
   4,498   Amresco Commercial Mortgage Funding I Corp.,
           Series 1997-C1, Class A1...............................        06/17/29                   6.730          4,456,187
   1,345   CS First Boston Mortgage Securities Corp., Series
           1997-2, Class A+.......................................        06/25/20                   7.500          1,344,314
   5,000   CS First Boston Mortgage Securities Corp., Series
           1998-C2, Class A2......................................        11/15/08                   6.300          4,708,200
   3,768   DLJ Commercial Mortgage Corp., Series 1998-CF2,Class
           A1A....................................................        11/12/31                   5.880          3,582,664
   1,414   FDIC REMIC Trust, 1996-C1, Class 1A....................        05/25/26                   6.750          1,396,491
   3,741   FNMA REMIC Series 1987-2, Class Z......................        11/25/17                  11.000          4,011,635
   5,000   FNMA REMIC Series 1993-87, Class J.....................        04/25/22                   6.250          4,674,175
      74   FNMA REMIC Series 1996-M6, Class E.....................        09/17/19                   7.750             74,665
   3,007   FNMA REMIC Series 1998-7, Class Z......................        04/25/18                   9.250          3,158,022
   4,173   GMAC Commercial Mortgage Securities, Inc.,
           Series 1996-C1, Class A2A..............................        09/15/03                   6.790          4,162,031

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

PRINCIPAL
 AMOUNT
 (000)                                                                 MATURITY DATES       INTEREST RATES          VALUE
---------                                                           ---------------------  ------------------  -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONCLUDED)
 $ 6,619   LB Commercial Conduit Mortgage Trust, Series 1998-C4,
           Class A1A..............................................         8/15/06                   5.870%      $  6,338,745
   3,654   Morgan Stanley Capital I, Series 1997-ALIC, Class
           A1B....................................................        11/15/02                   6.440          3,623,771
   4,934   Morgan Stanley Capital I, Series 1997-WF1, Class A1+...        10/15/06                   6.830          4,911,041
   4,935   Mortgage Capital Funding, Inc., Series 1998-MCI,
           Class A2...............................................        01/18/08                   6.663          4,770,220
                                                                                                                 ------------
Total Collateralized Mortgage Obligations (cost--$52,887,594).....                                                 51,212,161
                                                                                                                 ------------

SHORT-TERM U.S. AGENCY OBLIGATIONS--13.72%
  38,000   Federal Home Loan Mortgage Corp. Discount Notes (cost--
           $37,920,200)...........................................        12/15/99                   5.400@        37,920,200
                                                                                                                 ------------

REPURCHASE AGREEMENT--0.96%
   2,648   Repurchase Agreement dated 11/30/99 with Dresdner Bank
           AG,
           collateralized by $2,650,000 U.S. Treasury Notes,
           6.500% due
           10/15/06 (value--$2,701,675); proceeds: $2,648,416
           (cost--
           $2,648,000)............................................        12/01/99                   5.650          2,648,000
                                                                                                                 ------------
Total Investments (cost--$359,688,278)--125.45%...................                                                346,645,025
Liabilities in excess of other assets--(25.45)%...................                                                (70,327,204)
                                                                                                                 ------------
Net Assets--100.00%...............................................                                               $276,317,821
                                                                                                                 ============

---------------

@    Yield to maturity for discounted securities.
+ Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ARM Adjustable Rate Mortgage Security--The interest rates shown are the current rates at November 30, 1999.
CMT  Constant Maturity Treasury.
FDIC Federal Deposit Insurance Corporation.
REMIC Real Estate Mortgage Investment Conduit.
TBA (To Be Assigned) Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
*    Entire or partial amount pledged as collateral for futures transactions.
(1)  Security, or portion thereof, was on loan at November 30, 1999.

FUTURES CONTRACTS

                                                                                                UNREALIZED
   NUMBER                                                               IN       EXPIRATION    APPRECIATION
OF CONTRACTS                                                       EXCHANGE FOR     DATE      (DEPRECIATION)
------------                                                       ------------  -----------  --------------
       876     Contracts to Deliver--5 year U.S. Treasury
               Notes.............................................  $94,046,813     Dec 99        $727,437
       196     Contracts to Deliver--10 year U.S. Treasury
               Notes.............................................   21,413,000     Dec 99         101,500
       293     Contracts to Receive--30 year U.S. Treasury
               Bonds.............................................   27,267,313     Mar 00        (334,102)
                                                                                                 --------
                                                                                                 $494,835
                                                                                                 ========

                 See accompanying notes to financial statements

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

PORTFOLIO OF INVESTMENTS                                       NOVEMBER 30, 1999

PRINCIPAL
 AMOUNT
  (000)                                                                MATURITY DATES        INTEREST RATES          VALUE
---------                                                           ---------------------  ------------------  -----------------
U.S. GOVERNMENT OBLIGATIONS--6.31%
 $ 3,857   U.S. Treasury Bonds....................................        04/15/29                   3.875%      $  3,697,169
   6,554   U.S. Treasury Inflation Index Notes....................  07/15/02 to 01/15/07   3.375 to 3.625           6,337,071
                                                                                                                 ------------
Total U.S. Government Obligations (cost--$9,978,409)..............                                                 10,034,240
                                                                                                                 ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--39.07%
      85   GNMA...................................................        02/15/23                   8.000             86,463
   4,862   GNMA...................................................  01/15/16 to 09/15/20            10.500          5,291,627
   2,609   GNMA...................................................  03/15/10 to 05/15/19            11.500          2,900,064
   6,693   GNMA II ARM............................................  01/20/18 to 04/20/26             6.375          6,730,708
   5,000   GNMA ARM TBA...........................................           TBA                     6.000          4,978,125
  41,500   GNMA TBA...............................................           TBA                     8.000         42,083,573
                                                                                                                 ------------
Total Government National Mortgage Association Certificates
  (cost--$62,540,315).............................................                                                 62,070,560
                                                                                                                 ------------

FEDERAL HOME LOAN MORTGAGE CORPORATION CERTIFICATES--4.41%
      65   FHLMC..................................................        01/01/23                   8.000             66,095
   1,878   FHLMC..................................................        05/01/16                   8.500          1,935,733
     205   FHLMC..................................................  07/01/09 to 02/01/10             9.000            214,247
     638   FHLMC..................................................        11/01/16                   9.750            679,751
     578   FHLMC..................................................  10/01/20 to 11/01/20            10.500            626,044
   1,834   FHLMC..................................................  05/01/11 to 12/01/20            11.000          2,001,356
   1,276   FHLMC..................................................  06/01/04 to 07/01/19            11.500          1,398,444
      80   FHLMC TBA..............................................           TBA                     7.500             79,700
                                                                                                                 ------------
Total Federal Home Loan Mortgage Corporation Certificates
  (cost--$6,995,363)..............................................                                                  7,001,370
                                                                                                                 ------------

FEDERAL HOUSING ADMINISTRATION CERTIFICATES--6.09%
   9,484   FHA (cost--$9,560,679).................................  02/01/20 to 04/01/31   8.375 to 8.430           9,668,039
                                                                                                                 ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--14.29%
   1,272   FNMA...................................................        02/01/05                   9.000          1,312,361
   2,602   FNMA...................................................  04/01/10 to 12/01/15             9.250          2,746,282
     338   FNMA...................................................  03/01/06 to 12/01/09             9.500            358,199
     535   FNMA...................................................  07/01/10 to 06/01/19            10.250            572,491
   1,114   FNMA...................................................  02/01/12 to 05/01/23            10.500          1,197,175
   1,760   FNMA...................................................  07/01/13 to 05/01/20            11.000          1,926,525
   2,007   FNMA ARM...............................................        09/01/15                   6.530          2,024,203
   9,915   FNMA ARM...............................................        08/01/29                   6.704          9,775,425
   2,770   FNMA ARM...............................................        09/01/26                   7.020          2,790,768
                                                                                                                 ------------
Total Federal National Mortgage Association Certificates
  (cost--$22,765,605).............................................                                                 22,703,429
                                                                                                                 ------------

COLLATERALIZED MORTGAGE OBLIGATIONS--6.23%
   3,521   ]FHLMC, Series, 1552 Class EA..........................        01/15/17                   5.850          3,506,338
   1,364   Money Store Home Equity Trust, Series 1997-D,
           Class AF3..............................................        11/15/21                   6.345          1,355,350
   3,190   Prudential Securities CMO Trust, Series 18, Class E....        09/25/20                   7.000          3,165,782

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

PRINCIPAL
 AMOUNT
 (000)                                                                 MATURITY DATES       INTEREST RATES          VALUE
---------                                                           ---------------------  ------------------  -----------------
COLLATERALIZED MORTGAGE OBLIGATIONS--(CONCLUDED)
 $ 1,824   Ryland Mortgage Acceptance Corporation, Series 76,
           Class B, REMIC.........................................        08/01/18                   9.000%      $  1,876,325
                                                                                                                 ------------
Total Collateralized Mortgage Obligations (cost--9,911,220).......                                                  9,903,795
                                                                                                                 ------------

COMMERCIAL PAPER @--15.60%
   7,000   AT&T Capital Corporation...............................        12/06/99                   5.500          6,994,906
   7,000   Becton Dickinson & Company.............................        12/02/99                   5.280          6,998,973
   6,200   Campbell Soup Company..................................        12/02/99                   5.750          6,199,096
   1,700   Monsanto Company, Series B.............................        12/02/99                   5.410          1,699,751
   2,900   Wisconsin Electric Power Company.......................        12/06/99                   5.280          2,897,873
                                                                                                                 ------------
Total Commercial Paper (cost--$24,790,599)........................                                                 24,790,599
                                                                                                                 ------------

SHORT-TERM U.S. GOVERNMENT AND AGENCY OBLIGATIONS @--34.29%
     200   Federal Agricultural Mortgage Corporation Discount
           Notes..................................................        12/01/99                   5.380            200,000
  52,300   Federal Home Loan Mortgage Discount Notes..............  12/02/99 to 12/15/99   5.200 to 5.550          52,255,940
   2,000   Federal National Mortgage Association Medium Term
           Note...................................................        10/23/00                   6.030          1,998,896
      15   U.S. Treasury Bills+...................................        02/17/00                   4.940             14,818
                                                                                                                 ------------
Total Short-Term U.S. Government and Agency Obligations
  (cost--54,488,616)..............................................                                                 54,469,654
                                                                                                                 ------------

REPURCHASE AGREEMENT--3.86%
   6,134   Repurchase Agreement dated 11/30/99 with State Street
           Bank & Trust Company, collateralized by $6,205,000 U.S.
           Treasury Notes, 5.50% due 05/31/03 (value--$6,259,294);
           proceeds: $6,134,767 (cost--$6,134,000)................        12/01/99                   4.500          6,134,000
                                                                                                                 ------------
Total Investments (cost--$207,164,806)--130.15%...................                                                206,775,686
Liabilities in excess of other assets--(30.15)%...................                                                (47,902,311)
                                                                                                                 ------------
Net Assets--100.00%...............................................                                               $158,873,375
                                                                                                                 ============

---------------

@    Yield to maturity for discounted securities.
+    Entire or partial amount pledged as collateral for futures transactions.
ARM Adjustable Rate Mortgage Security. The interest rate shown is the current rate at November 30, 1999.
REMIC Real Estate Mortgage Investment Conduit.
TBA (To Be Assigned). Securities are purchased on a forward commitment basis with an approximate principal amount (generally +/- 1.0%) and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS

   NUMBER                                          IN       EXPIRATION    UNREALIZED
OF CONTRACTS                                  EXCHANGE FOR     DATE      APPRECIATION
------------                                  ------------  -----------  ------------
              Contracts to Deliver--90 day
13.......     Eurodollar....................    3,038,912   Sept. 2000      $1,950
              Contracts to Deliver--90 day
13.......     Eurodollar....................    3,033,875    Dec. 2000       1,137
                                                                            ------
                                                                            $3,087
                                                                            ======

                 See accompanying notes to financial statements

PAINEWEBBER INVESTMENT GRADE INCOME FUND

PORTFOLIO OF INVESTMENTS                                       NOVEMBER 30, 1999

PRINCIPAL
 AMOUNT
  (000)                                                                MATURITY DATES        INTEREST RATES          VALUE
---------                                                           ---------------------  ------------------  -----------------
U.S. GOVERNMENT AND AGENCY OBLIGATIONS--11.08%
 $ 7,000   Federal Home Loan Bank Consolidated Discount Note@.....        02/02/00                   5.500%      $  6,932,625
   5,280   Federal Home Loan Mortgage Corporation.................  10/15/08 to 03/15/09    5.125 to 5.750          4,890,740
   4,100   U.S. Treasury Bonds....................................  08/15/13 to 02/15/21   7.875 to 12.000          5,311,104
  11,800   U.S. Treasury Notes(1).................................  11/30/01 to 07/15/06    5.250 to 7.000         11,910,625
                                                                                                                 ------------
Total U.S. Government and Agency Obligations
  (cost--$29,947,502).............................................                                                 29,045,094
                                                                                                                 ------------

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--1.47%
   3,755   GNMA (cost--$3,964,168)................................  06/15/17 to 11/15/17             8.000          3,866,549
                                                                                                                 ------------

FEDERAL NATIONAL MORTGAGE ASSOCIATION CERTIFICATES--7.96%
  22,500   FNMA TBA (cost--$21,062,813)...........................           TBA                     6.000         20,854,687
                                                                                                                 ------------

COLLATERALIZED MORTGAGE OBLIGATIONS--1.80%
   5,000   CS First Boston Mortgage Securities Corporation,
           Series 1998-C2, Class A2 (cost--$5,071,733)............        11/15/08                   6.300          4,708,200
                                                                                                                 ------------

CORPORATE BONDS--73.16%
AEROSPACE--0.96%
   2,540   Lockheed Martin Corporation............................        12/01/05                   7.950          2,525,423
                                                                                                                 ------------
AIRLINES--1.15%
   2,500   Delta Air Lines Incorporated...........................        12/15/22                  10.375          3,001,640
                                                                                                                 ------------
AUTO PARTS--1.11%
   3,000   Lear Corporation+......................................        05/15/05                   7.960          2,901,723
                                                                                                                 ------------
BANKING--6.23%
   3,000   GS Escrow Corporation..................................        08/01/05                   7.125          2,745,171
   3,000   MBNA Corporation.......................................        12/01/26                   8.278          2,724,465
   7,000   Providian Capital I+...................................        02/01/27                   9.525          5,826,352
   5,000   Southtrust Bank Alabama................................        05/15/25                   7.690          5,026,295
                                                                                                                 ------------
                                                                                                                   16,322,283
                                                                                                                 ------------
CABLE--4.30%
   3,550   CSC Holdings Incorporated..............................  07/15/09 to 07/15/18    7.625 to 8.125          3,422,125
   7,000   TCI Communications Incorporated........................        03/31/27                   9.650          7,839,356
                                                                                                                 ------------
                                                                                                                   11,261,481
                                                                                                                 ------------
CHEMICALS--3.39%
   4,000   Equistar Chemical......................................        02/15/04                   8.500          3,997,464
   2,745   Huntsman ICI Chemicals Incorporated+...................        07/01/09                  10.125          2,841,075
   2,000   Lyondell Chemical Company..............................        05/01/07                   9.875          2,055,000
                                                                                                                 ------------
                                                                                                                    8,893,539
                                                                                                                 ------------

PAINEWEBBER INVESTMENT GRADE INCOME FUND

PRINCIPAL
 AMOUNT
 (000)                                                                 MATURITY DATES       INTEREST RATES          VALUE
---------                                                           ---------------------  ------------------  -----------------
CORPORATE BONDS--(CONTINUED)
COMMUNICATIONS-FIXED--1.40%
 $ 3,500   Williams Communications Group..........................        10/01/09                  10.875%      $  3,657,500
                                                                                                                 ------------
DIVERSIFIED INDUSTRIES--1.05%
   3,000   Mark IV Industries Incorporated........................        09/01/07                   7.500          2,764,104
                                                                                                                 ------------
FINANCIAL SERVICES--8.91%
   5,000   AT&T Capital Corporation Medium Term Note..............        11/15/00                   7.500          5,036,815
   3,000   Finova Capital Corporation.............................        11/08/04                   7.250          2,989,218
   4,070   FMR Corporation+.......................................        06/15/29                   7.570          4,009,589
   2,000   Household International Netherlands BV.................        12/01/03                   6.200          1,939,872
   7,000   Lehman Brothers Holdings Incorporated(1)...............  04/01/04 to 11/01/09    6.625 to 7.875          6,857,760
   3,750   Macsaver Financial Services Incorporated...............        02/15/02                   7.400          2,531,250
                                                                                                                 ------------
                                                                                                                   23,364,504
                                                                                                                 ------------
FOREST PRODUCTS--0.77%
   2,000   Tembec Industries Incorporated.........................        06/30/09                   8.625          2,030,000
                                                                                                                 ------------
HEALTHCARE--3.37%
   4,500   Columbia/HCA Healthcare Corporation....................  03/30/04 to 02/10/10    7.150 to 8.700          4,230,447
   5,000   Tenet Healthcare Corporation...........................        12/01/08                   8.125          4,600,000
                                                                                                                 ------------
                                                                                                                    8,830,447
                                                                                                                 ------------
HOTELS/GAMING--5.08%
   3,443   Circus Circus Enterprises Incorporated.................        07/15/03                   6.750          3,189,079
   3,000   HMH Properties Incorporated............................        12/01/08                   8.450          2,782,500
   3,000   Isle of Capri Casinos Incorporated.....................        04/15/09                   8.750          2,782,500
   4,900   MGM Grand Incorporated.................................        02/01/05                   6.950          4,563,566
                                                                                                                 ------------
                                                                                                                   13,317,645
                                                                                                                 ------------
INDUSTRIAL PRODUCTS & SERVICES--2.20%
   1,000   Owens Corning..........................................        08/01/18                   7.500            839,326
   5,000   Tyco International Group SA............................        06/15/01                   6.125          4,920,330
                                                                                                                 ------------
                                                                                                                    5,759,656
                                                                                                                 ------------
INSURANCE--5.59%
   7,000   Lumbermen's Mutual Casualty Company+...................        07/01/26                   9.150          6,825,735
   3,000   Markel Capital Trust...................................        01/01/46                   8.710          2,503,416
   3,300   Principal Financial Group+.............................        08/15/09                   8.200          3,365,330
   2,000   Zurich Capital Trust+..................................        06/01/37                   8.376          1,949,016
                                                                                                                 ------------
                                                                                                                   14,643,497
                                                                                                                 ------------
MEDIA--4.09%
   2,000   Liberty Media Corporation+.............................        07/15/09                   7.875          2,000,712
   8,700   News America Holdings Incorporated.....................  10/15/12 to 10/17/96   7.900 to 10.125          8,711,023
                                                                                                                 ------------
                                                                                                                   10,711,735
                                                                                                                 ------------

PAINEWEBBER INVESTMENT GRADE INCOME FUND

PRINCIPAL
 AMOUNT
 (000)                                                                 MATURITY DATES       INTEREST RATES          VALUE
---------                                                           ---------------------  ------------------  -----------------
CORPORATE BONDS--(CONCLUDED)
OIL & GAS--0.79%
 $ 1,958   Occidental Petroleum Corporation.......................        06/01/19                  11.125%      $  2,061,559
                                                                                                                 ------------
RETAIL--5.44%
   5,950   May Department Stores Company..........................        06/15/21                   9.875          6,430,343
   6,000   Saks Incorporated......................................  07/15/04 to 12/01/04    7.000 to 7.250          5,681,109
   2,000   Shopko Stores..........................................        03/15/22                   9.250          2,137,318
                                                                                                                 ------------
                                                                                                                   14,248,770
                                                                                                                 ------------
TELEPHONE--1.06%
   3,000   US West Capital Funding Incorporated...................        07/15/08                   6.375          2,784,342
                                                                                                                 ------------
TOBACCO--2.41%
   4,000   Phillip Morris Companies Incorporated..................  07/01/08 to 01/15/27    7.650 to 7.750          3,712,256
   2,740   RJ Reynolds Tobacco....................................        05/15/03                   7.375          2,603,137
                                                                                                                 ------------
                                                                                                                    6,315,393
                                                                                                                 ------------
UTILITIES--2.87%
   5,000   Commonwealth Edison Company............................        06/15/20                   9.875          5,547,015
   2,000   Edison International...................................        09/15/04                   6.875          1,971,066
                                                                                                                 ------------
                                                                                                                    7,518,081
                                                                                                                 ------------
YANKEE--10.99%
   5,000   Fuji JGB Investment LLC+...............................        06/30/08*                  9.870          5,037,500
   3,500   Imperial Tobacco Overseas B V(1).......................        04/01/09                   7.125          3,212,384
   3,300   KBC Bank Funding Trust III+............................        11/02/09*                  9.860          3,441,544
   7,300   Loewen Group International Incorporated(2).............  10/15/03 to 06/01/08    7.600 to 8.250          4,076,250
   1,565   Metronet Communications Corporation....................        08/15/07                  12.000          1,819,312
   4,500   Petroleum Geo-Services.................................        07/15/29                   8.150          4,486,860
   2,000   Rogers Cantel Incorporated.............................        06/01/08                   9.375          2,132,500
   5,000   Socgen Real Estate LLC+................................        09/30/07*                  7.640          4,594,485
                                                                                                                 ------------
                                                                                                                   28,800,835
                                                                                                                 ------------
Total Corporate Bonds (cost--$202,578,304)........................                                                191,714,157
                                                                                                                 ------------

  NUMBER
OF SHARES
----------

PREFERRED STOCK--2.75%
BANKING--1.40%
 160,000    California Federal Preferred Capital Corporation.......           --                      9.125          3,660,000
                                                                                                                  ------------
TELEPHONE--1.35%
   3,500    Centaur Funding+.......................................           --                      9.080          3,548,125
                                                                                                                  ------------
Total Preferred Stock (cost--$7,500,000)...........................                                                  7,208,125
                                                                                                                  ------------

PAINEWEBBER INVESTMENT GRADE INCOME FUND

PRINCIPAL
 AMOUNT
 (000)                                                                 MATURITY DATES        INTEREST RATES          VALUE
----------                                                           ---------------------  ------------------  -----------------

REPURCHASE AGREEMENTS--7.98%
 $10,000    Repurchase Agreement dated 11/30/99 with State Street
            Bank & Trust Company, collateralized by $10,190,000
            U.S. Treasury Notes, 5.75% due 11/15/00
            (value--$10,202,738); proceeds: $10,001,561............        12/01/99                   5.620%      $ 10,000,000
  10,910    Repurchase Agreement dated 11/30/99 with SG Warburg,
            collateralized by $10,474,000 U.S. Treasury Bonds,
            7.25% due 05/15/16 (value--$11,128,625); proceeds:
            $10,911,715............................................        12/01/99                   5.660         10,910,000
                                                                                                                  ------------
Total Repurchase Agreements (cost--$20,910,000)....................                                                 20,910,000
                                                                                                                  ------------
Total Investments (cost--$291,034,520)--106.20%....................                                                278,306,812
                                                                                                                  ------------
Liabilities in excess of other assets--(6.20)%.....................                                                (16,253,546)
                                                                                                                  ------------
Net Assets--100.00%................................................                                               $262,053,266
                                                                                                                  ============

---------------

@    Yield to maturity for discounted securities
* Maturity date shown is the callable date for perpetual rewriting securities.
+ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
TBA (To be Assigned) Securities are purchased on a forward commitment basis with an appropriate principal amount (generally +/- 1.0%) and generally stated maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.
(1)  Security or a portion thereof, was on loan at November 30, 1999.
(2)  Non interest paying security.

                 See accompanying notes to financial statements

PAINEWEBBER HIGH INCOME FUND

PORTFOLIO OF INVESTMENTS                                       NOVEMBER 30, 1999

PRINCIPAL
 AMOUNT
  (000)                                                           MATURITY DATES        INTEREST RATES          VALUE
---------                                                      ---------------------  ------------------  -----------------
CORPORATE BONDS--82.14%
CABLE--10.57%
 $13,000   Knology Holdings Incorporated.....................        10/15/07                  11.875%+     $  8,060,000
   5,000   NTL Incorporated..................................        10/01/08                  11.500          5,425,000
  10,800   Park 'N View Incorporated.........................        05/15/08                  13.000          8,100,000
   6,750   RCN Corporation...................................        10/15/07                  11.125+         4,792,500
  12,750   21st Century Telecom Group Incorporated...........        02/15/08                  12.250+         5,865,000
   7,250   UIH Australia/Pacific Incorporated................        05/15/06                  14.000+         5,872,500
   8,950   United Pan Europe**...............................        08/01/09                  12.500+         5,146,250
                                                                                                            ------------
                                                                                                              43,261,250
                                                                                                            ------------
CHEMICALS--1.21%
   4,800   Lyondell Chemical Company.........................        05/01/07                   9.875          4,932,000
                                                                                                            ------------
COMMUNICATIONS-FIXED--17.36%
   6,313   Alestra S.A.**....................................        05/15/06                  12.125          6,226,196
   4,500   Allegiance Telecom Incorporated...................        05/15/08                  12.875          4,995,000
   6,300   Barak ITC.........................................        11/15/07                  12.500+         3,402,000
   3,925   Esprit Telecom Group PLC..........................        06/15/08                  10.875          3,944,625
   3,750   Facilicom International Incorporated..............        01/15/08                  10.500          3,300,000
   2,250   Flag Limited......................................        01/30/08                   8.250          2,025,000
   2,000   Global Crossing Holdings Limited**................        11/15/09                   9.500          1,970,000
   5,000   Globenet Communications Group**...................        07/15/07                  13.000          5,050,000
   5,215   GST Equipment Funding Incorporated................        05/01/07                  13.250          5,215,000
   6,050   Hyperion Telecommunications Incorporated..........  09/01/04 to 11/01/07   12.000 to 12.250         6,413,375
   5,000   Metromedia Fiber Network Incorporated.............        11/15/08                  10.000          5,050,000
   4,125   NEXTLINK Communications Incorporated..............        06/01/09                  10.750          4,228,125
   3,000   NorthEast Optic Network Incorporated..............        08/15/08                  12.750          3,180,000
   6,750   Pathnet Incorporated..............................        04/15/08                  12.250          4,320,000
   3,500   Tele1 Europe BV**.................................        05/15/09                  13.000          3,552,500
  10,000   Viatel Incorporated...............................        04/15/08                  12.500+         6,100,000
   2,000   Williams Communications Group.....................        10/01/09                  10.875          2,090,000
                                                                                                            ------------
                                                                                                              71,061,821
                                                                                                            ------------
COMMUNICATIONS-MOBILE--3.22%
   5,750   ICO Global Communications Limited(b)#.............        08/01/05                  15.000          2,875,000
  18,750   Nextel International Incorporated.................        04/15/08                  12.125+        10,312,500
                                                                                                            ------------
                                                                                                              13,187,500
                                                                                                            ------------
CONSUMER MANUFACTURING--2.51%
   6,000   Commemorative Brands Incorporated.................        01/15/07                  11.000          4,080,000
   4,000   Decora Industries Incorporated....................        05/01/05                  11.000          3,440,000
   3,000   Jafra Cosmetics International Incorporated........        05/01/08                  11.750          2,760,000
                                                                                                            ------------
                                                                                                              10,280,000
                                                                                                            ------------
ENERGY--4.41%
   3,625   Key Energy Services Incorporated..................        01/15/09                  14.000          3,951,250
   5,500   Northern Offshore ASA.............................        05/15/05                  10.000          3,300,000
   2,673   Orion Refining Corporation**......................        12/01/03                  15.000          2,378,894

PAINEWEBBER HIGH INCOME FUND

PRINCIPAL
 AMOUNT
 (000)                                                            MATURITY DATES       INTEREST RATES          VALUE
---------                                                      ---------------------  ------------------  -----------------
CORPORATE BONDS--(CONTINUED)
 $ 2,700   Pride International Incorporated..................        06/01/09                  10.000%      $  2,740,500
   5,750   R & B Falcon Corporation..........................        12/15/08                   9.500          5,678,125
                                                                                                            ------------
                                                                                                              18,048,769
                                                                                                            ------------
FINANCIAL SERVICES--4.46%
   5,000   Airplanes Pass-Through Trust......................        03/15/19                  10.875          4,450,000
   6,000   Olympic Financial Limited.........................        03/15/07                  11.500          6,090,000
   5,500   Signet Capital Trust I............................        08/15/27                   9.500          2,750,000
   9,000   Superior National Insurance Group.................        12/01/17                  10.750          4,950,000
                                                                                                            ------------
                                                                                                              18,240,000
                                                                                                            ------------
FOOD & BEVERAGE--4.87%
   9,500   Iowa Select Farms L.P.**..........................        12/01/05                  10.750          5,130,000
   9,125   Mrs. Field's Holdings Company Incorporated**#.....        12/01/05                  14.000+         4,745,000
   5,000   Mrs. Field's Original Cookies Incorporated........        12/01/04                  10.125          4,050,000
   7,000   Packaged Ice Incorporated.........................        02/01/05                   9.750          6,020,000
                                                                                                            ------------
                                                                                                              19,945,000
                                                                                                            ------------
GAMING--0.76%
   3,000   Hollywood Casino Corporation......................        05/01/07                  11.250          3,105,000
                                                                                                            ------------
GENERAL INDUSTRIAL--4.12%
   2,250   Blount Incorporated**.............................        08/01/09                  13.000          2,356,875
   5,000   J.B. Poindexter & Company Incorporated............        05/15/04                  12.500          4,725,000
   3,850   Jordan Telecommunication Products.................        08/01/07                   9.875          3,773,000
   2,650   Jordan Telecommunication Products.................        08/01/07                  11.750+         2,305,500
   5,000   Sabreliner Corporation**..........................        06/15/08                  11.000          3,712,500
                                                                                                            ------------
                                                                                                              16,872,875
                                                                                                            ------------
HEALTHCARE--1.11%
   5,000   Fresenius Medical Care Capital Trust..............        02/01/08                   7.875          4,550,000
                                                                                                            ------------
HOTELS & LODGING--2.76%
   5,150   Host Marriott L.P.................................        02/15/06                   8.375          4,892,500
   2,875   Signature Resorts Incorporated....................        05/15/06                   9.250          2,673,750
   5,750   Silverleaf Resorts Incorporated...................        04/01/08                  10.500          3,737,500
                                                                                                            ------------
                                                                                                              11,303,750
                                                                                                            ------------
MEDIA--1.24%
  19,500   Inter Act Systems Incorporated**(b)...............        08/01/03                  14.000          5,070,000
                                                                                                            ------------
METALS--0.90%
   5,125   Metal Management Incorporated.....................        05/15/08                  10.000          3,690,000
                                                                                                            ------------
REAL ESTATE--1.40%
   6,500   American Architectural Products Corporation.......        12/01/07                  11.750          2,470,000
   3,550   D.R. Horton Incorporated..........................        02/01/09                   8.000          3,266,000
                                                                                                            ------------
                                                                                                               5,736,000
                                                                                                            ------------

PAINEWEBBER HIGH INCOME FUND

PRINCIPAL
 AMOUNT
 (000)                                                            MATURITY DATES       INTEREST RATES          VALUE
---------                                                      ---------------------  ------------------  -----------------
CORPORATE BONDS--(CONCLUDED)
RESTAURANTS--0.85%
 $ 4,480   American Restaurant Group Incorporated............        02/15/03                  11.500%      $  3,494,400
                                                                                                            ------------
RETAIL--2.59%
   3,000   Advance Holding Corporation.......................        04/15/09                  12.875+         1,455,000
   4,950   Advance Stores Company Incorporated...............        04/15/08                  10.250          4,257,000
   5,000   Ames Department Stores Incorporated...............        04/15/06                  10.000          4,900,000
                                                                                                            ------------
                                                                                                              10,612,000
                                                                                                            ------------
SERVICE--6.46%
   5,000   Allied Waste North America Incorporated**.........        08/01/09                  10.000          4,568,750
   5,500   American Eco Corporation..........................        05/15/08                   9.625          3,025,000
   6,000   Ameriserve Food Distribution Incorporated.........        07/15/07                  10.125          1,920,000
   3,750   Atlantic Express Transportation Corporation.......        02/01/04                  10.750          3,637,500
   2,000   Budget Group Incorporated.........................        04/01/06                   9.125          1,780,000
   3,750   Nationwide Credit Incorporated....................        01/15/08                  10.250          2,137,500
   5,000   Nuco2 Incorporated++..............................        10/31/04                  12.000          4,975,000
   4,250   Premier Graphics Incorporated.....................        12/01/05                  11.500          2,975,000
   1,500   Waste Systems International Incorporated#.........        01/15/06                  11.500          1,410,000
                                                                                                            ------------
                                                                                                              26,428,750
                                                                                                            ------------
TECHNOLOGY--7.07%
   3,000   Ampex Corporation++...............................        03/15/03                  12.000          3,000,000
   3,500   Chippac International Limited**...................        08/01/09                  12.750          3,587,500
   6,000   Earthwatch Incorporated**.........................        07/15/07                  13.000+         4,200,000
  13,700   Electronic Retailing Systems International
           Incorporated......................................        02/01/04                  13.250+         2,192,000
   4,250   Fairchild Semiconductor Corporation...............        03/15/07                  10.125          4,250,000
   5,250   Verio Incorporated................................        12/01/08                  11.250          5,486,250
  10,000   Wam! Net Incorporated.............................        03/01/05                  13.250+         6,200,000
                                                                                                            ------------
                                                                                                              28,915,750
                                                                                                            ------------
TRANSPORTATION--3.67%
   7,000   Equimnar Shipholdings Limited.....................        07/01/07                   9.875          4,340,000
   3,000   Millenium Seacarriers Incorporated................        07/15/05                  12.000          1,650,000
   2,750   Navigator Gas Transport PLC**#....................        06/30/07                  12.000            247,500
   4,000   Stena AB..........................................        06/15/07                   8.750          3,420,000
   8,540   TFM S.A. de C.V...................................        06/15/09                  11.750+         5,380,200
                                                                                                            ------------
                                                                                                              15,037,700
                                                                                                            ------------
UTILITIES--0.60%
   2,455   Panda Funding Corporation.........................        08/20/12                  11.625          2,455,254
                                                                                                            ------------
Total Corporate Bonds (cost--$412,932,002)...................                                                336,227,819
                                                                                                            ------------

CONVERTIBLE BONDS--1.49%
COMMUNICATIONS-FIXED--0.45%
   1,925   GST Telecommunciations Incorporated...............        12/15/05                  13.875+         1,828,750
                                                                                                            ------------
SERVICE--1.04%
   5,381   Waste Systems International Incorporated**........        05/13/05                   7.000          4,250,616
                                                                                                            ------------
Total Convertible Bonds (cost--$7,002,197)...................                                                  6,079,366
                                                                                                            ------------

PAINEWEBBER HIGH INCOME FUND

 NUMBER
OF SHARES                                                                                                      VALUE
---------                                                                                                  -------------
COMMON STOCK(A)--5.46%
COMMUNICATIONS-FIXED--1.24%
    3,500  Tele1 Europe BV**.............................................................................  $     297,500
  113,480  Viatel Incorporated...........................................................................      4,766,160
                                                                                                           -------------
                                                                                                               5,063,660
                                                                                                           -------------
FOOD & BEVERAGE--0.06%
   74,223  Packaged Ice Incorporated.....................................................................        259,781
                                                                                                           -------------
GAMING--0.45%
  541,666  Hollywood Casino Corporation..................................................................      1,828,123
                                                                                                           -------------
GENERAL INDUSTRIAL--0.11%
    1,400  Communications & Power........................................................................        210,000
    1,250  Jordan Telecommunication Products.............................................................        250,000
                                                                                                           -------------
                                                                                                                 460,000
                                                                                                           -------------
MEDIA--0.59%
   12,000  Affiliated Newspaper Investments Incorporated.................................................      2,400,000
                                                                                                           -------------
RETAIL--1.30%
  666,011  Samuels Jewelers Incorporated++...............................................................      3,829,563
   60,000  Tuesday Morning Corporation...................................................................      1,500,000
                                                                                                           -------------
                                                                                                               5,329,563
                                                                                                           -------------
SERVICE--0.94%
  854,550  Waste Systems International Incorporated......................................................      3,845,475
                                                                                                           -------------
TECHNOLOGY--0.77%
  696,328  Ampex Corporation++...........................................................................      3,176,997
                                                                                                           -------------
Total Common Stock (cost--$14,749,497)...................................................................     22,363,599
                                                                                                           -------------

PREFERRED STOCK(A)--2.08%
CABLE--0.15%
    1,266  21st Century Telecommunications Group Incorporated**..........................................        633,000
                                                                                                           -------------
ENERGY--0.02%
  103,736  Orion Refining Corporation....................................................................         70,852
                                                                                                           -------------
GENERAL INDUSTRIAL--1.12%
   35,753  Communications & Power........................................................................      2,895,993
    1,677  Jordan Telecommunications Products............................................................      1,677,000
                                                                                                           -------------
                                                                                                               4,572,993
                                                                                                           -------------

PAINEWEBBER HIGH INCOME FUND

 NUMBER
OF SHARES                                                                                                      VALUE
---------                                                                                                  -------------
PREFERRED STOCK(A)--(CONCLUDED)
PAPER & PACKAGING--0.21%
    7,935  Packaging Corporation of America..............................................................  $     872,850
                                                                                                           -------------
RESTAURANTS--0.58%
    2,968  American Restaurant Group Incorporated........................................................      2,374,400
                                                                                                           -------------
Total Preferred Stock (cost--$7,740,939).................................................................      8,524,095
                                                                                                           -------------
NUMBER OF
WARRANTS
---------
WARRANTS(a)--0.69%
CABLE--0.31%
   17,000  Knology Holdings Incorporated.................................................................         85,000
   11,800  Park 'N View Incorporated.....................................................................        885,000
    1,000  21st Century Telecommunications Group Incorporated............................................         10,000
   10,000  UIH Australia Pacific Incorporated............................................................        300,000
                                                                                                           -------------
                                                                                                               1,280,000
                                                                                                           -------------
COMMUNICATIONS-FIXED--0.02%
    6,750  Pathnet Incorporated..........................................................................         67,500
                                                                                                           -------------
COMMUNICATIONS-MOBILE--0.01%
   15,750  McCaw International Limited...................................................................         47,250
                                                                                                           -------------
ENERGY--0.02%
    3,625  Key Energy Services Incorporated..............................................................         90,625
                                                                                                           -------------
FINANCIAL SERVICES--0.00%
    6,000  Olympic Financial Limited.....................................................................          6,000
                                                                                                           -------------
GENERAL INDUSTRIAL--0.02%
    8,400  Sabreliner Corporation........................................................................         84,000
                                                                                                           -------------
MEDIA--0.03%
   19,500  Inter Act Systems Incorporated................................................................         97,500
                                                                                                           -------------
RESTAURANTS--0.00%
    2,500  American Restaurant Group Incorporated........................................................             25
                                                                                                           -------------
RETAIL--0.00%
   13,146  Samuels Jewelers Incorporated++...............................................................            131
                                                                                                           -------------
SERVICE--0.11%
  109,290  Nuco2 Incorporated++..........................................................................        437,160
   22,500  Waste Systems International Incorporated**....................................................         16,875
                                                                                                           -------------
                                                                                                                 454,035
                                                                                                           -------------
TECHNOLOGY--0.17%
   13,700  Electronic Retailing Systems International Incorporated.......................................         13,700

PAINEWEBBER HIGH INCOME FUND

NUMBER OF
WARRANTS                                                                                                       VALUE
---------                                                                                                  -------------
WARRANTS(a)--(concluded)
TECHNOLOGY--(CONCLUDED)
   30,000  Wam! Net Incorporated.........................................................................  $     682,500
                                                                                                           -------------
                                                                                                                 696,200
                                                                                                           -------------
TRANSPORTATION--0.00%
    3,000  Millenium Seacarriers Incorporated............................................................            376
                                                                                                           -------------
Total Warrants (cost--$529,857)..........................................................................      2,823,642
                                                                                                           -------------

PRINCIPAL
 AMOUNT
  (000)                                                           MATURITY DATES        INTEREST RATES
---------                                                      ---------------------  ------------------
SHORT TERM U.S. GOVERNMENT OBLIGATIONS--3.66%
 $15,000   United States Treasury Notes
           (cost--$14,984,538)...............................        10/31/01                   5.875%        14,962,500
                                                                                                            ------------
REPURCHASE AGREEMENT--2.79%
  11,438   Repurchase Agreement, dated 11/30/99 with SG
           Warburg Securities   Corporation, collateralized
           by $11,696,000 U.S. Treasury Bonds,   6.375% due
           08/15/27 (value--$11,666,760);
             proceeds: $11,439,798 (cost--$11,438,000).......        12/01/99                   5.660         11,438,000
                                                                                                            ------------


  Total Investments (cost--$469,377,030)--98.31%..............                                               402,419,021
  Other assets in excess of liabilities--1.69%................                                                 6,898,488
                                                                                                            ------------
  Net Assets-100.00%..........................................                                              $409,317,509
                                                                                                            ============

---------------

# Security represents a unit which is composed of the stated bond with attached warrants or common stock.
++   Illiquid securities representing 3.8% of net assets.
+ Denotes a step up bond or zero coupon bond that converts to the noted fixed rate at a designated future date.
** Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)  Non-income producing security.
(b)  Bond interest in default.

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF ASSETS AND LIABILITIES                            NOVEMBER 30, 1999

                                    U.S.        LOW DURATION     INVESTMENT
                                 GOVERNMENT    U.S. GOVERNMENT      GRADE          HIGH
                                 INCOME FUND     INCOME FUND     INCOME FUND    INCOME FUND
                                -------------  ---------------  -------------  -------------
ASSETS
Investments in securities, at
  value (cost--$359,688,278,
  $207,164,806, $291,034,520
  and $469,377,030,
  respectively)...............  $ 346,645,025   $ 206,775,686   $ 278,306,812  $ 402,419,021
Investments of cash collateral
  received for securities
  loaned, at value............     43,485,500        --            17,440,336       --
Cash..........................          5,652              47             554         63,976
Receivable for investments
  sold........................       --               299,423        --            1,003,750
Dividends and interest
  receivable..................      2,957,030         659,603       5,915,097      9,619,408
Receivable for shares of
  beneficial interest sold....         17,030      10,030,000          42,441        114,554
Variation margin receivable...       --                 1,787        --             --
Other assets..................        109,321           9,403          20,125          8,361
                                -------------   -------------   -------------  -------------
Total assets..................    393,219,558     217,775,949     301,725,365    413,229,070
                                -------------   -------------   -------------  -------------
LIABILITIES
Payable for investments
  purchased...................     71,822,500      58,349,987      21,062,812      1,065,769
Payable for cash collateral on
  securities loaned...........     43,485,500        --            17,440,336       --
Payable for shares of
  beneficial interest
  repurchased.................        403,496          81,118         401,953      1,378,318
Dividends payable.............        319,213         162,024         357,164        934,153
Payable to affiliates.........        188,663         121,876         196,250        359,886
Variation margin payable......         69,844        --              --             --
Accrued expenses and other
  liabilities.................        612,521         187,569         213,584        173,435
                                -------------   -------------   -------------  -------------
Total liabilities.............    116,901,737      58,902,574      39,672,099      3,911,561
                                -------------   -------------   -------------  -------------
NET ASSETS
Beneficial interest--$0.001
  par value (unlimited amount
  authorized).................    380,765,615     279,404,063     296,344,518    612,783,716
Undistributed (distributions
  in excess of) net investment
  income......................       (169,570)        (42,696)       (357,165)     3,040,419
Accumulated net realized
  losses from investments,
  futures and options
  transactions................    (91,729,806)   (120,101,959)    (21,206,379)  (139,548,617)
Net unrealized depreciation of
  investments, futures and
  options.....................    (12,548,418)       (386,033)    (12,727,708)   (66,958,009)
                                -------------   -------------   -------------  -------------
Net assets....................  $ 276,317,821   $ 158,873,375   $ 262,053,266  $ 409,317,509
                                =============   =============   =============  =============
CLASS A:
Net assets....................  $ 231,568,439   $  87,141,916   $ 201,464,851  $ 232,824,956
                                -------------   -------------   -------------  -------------
Shares outstanding............     27,208,941      37,793,189      20,257,117     38,065,738
                                -------------   -------------   -------------  -------------
Net asset value and redemption
  value per share.............          $8.51           $2.31           $9.95          $6.12
                                =============   =============   =============  =============
Maximum offering price per
  share (net asset value plus
  sales charge of 4.00% of
  offering price--3.00% for
  Low Duration U.S. Government
  Income Fund)................          $8.86           $2.38          $10.36          $6.38
                                =============   =============   =============  =============
CLASS B:
Net assets....................  $  13,278,280   $   5,589,173   $  26,415,402  $  93,390,065
                                -------------   -------------   -------------  -------------
Shares outstanding............      1,559,919       2,428,142       2,656,784     15,282,668
                                -------------   -------------   -------------  -------------
Net asset value and offering
  price per share.............          $8.51           $2.30           $9.94          $6.11
                                =============   =============   =============  =============
CLASS C:
Net assets....................  $  20,021,130   $  63,083,229   $  29,559,723  $  80,960,752
                                -------------   -------------   -------------  -------------
Shares outstanding............      2,354,696      27,386,919       2,972,333     13,219,218
                                -------------   -------------   -------------  -------------
Net asset value and offering
  price per share.............          $8.50           $2.30           $9.94          $6.12
                                =============   =============   =============  =============
CLASS Y:
Net assets....................  $  11,449,972   $   3,059,057   $   4,613,290  $   2,141,736
                                -------------   -------------   -------------  -------------
Shares outstanding............      1,346,637       1,327,561         463,661        350,598
                                -------------   -------------   -------------  -------------
Net asset value, offering
  price and redemption value
  per share...................          $8.50           $2.30           $9.95          $6.11
                                =============   =============   =============  =============

                 See accompanying notes to financial statements

PAINEWEBBER

STATEMENT OF OPERATIONS

                                           FOR THE YEAR ENDED NOVEMBER 30, 1999
                                ----------------------------------------------------------
                                    U.S.       LOW DURATION     INVESTMENT
                                 GOVERNMENT   U.S. GOVERNMENT      GRADE          HIGH
                                INCOME FUND     INCOME FUND     INCOME FUND   INCOME FUND
                                ------------  ---------------  -------------  ------------
INVESTMENT INCOME:
Interest and dividends........  $ 20,472,582   $  8,091,753    $ 20,808,561   $56,675,502
                                ------------   ------------    ------------   -----------

EXPENSES:
Investment advisory and
  administration..............     1,537,271        683,166       1,402,342     2,408,964
Service fees--Class A.........       637,848        135,190         524,546       610,271
Service and distribution
  fees--Class B...............       172,005         72,407         336,809     1,425,449
Service and distribution
  fees--Class C...............       170,768        538,438         248,190       693,522
Transfer agency fees..........       342,873        132,538         218,334       387,622
Custody and accounting........       198,726         69,897         142,516       239,685
Legal and audit...............        76,958         80,726          59,056        98,407
Reports and notices to
  shareholders................        77,694         38,887          56,885        91,700
State registration fees.......        63,058         42,255          53,258        60,820
Trustees' fees................        10,500         10,500          10,500        10,500
Other expenses................        59,986         18,269          14,360        35,166
                                ------------   ------------    ------------   -----------
                                   3,347,687      1,822,273       3,066,796     6,062,106
Less: fee waivers from
  adviser.....................       (13,511)      --                (2,056)      --
                                ------------   ------------    ------------   -----------
Net expenses..................     3,334,176      1,822,273       3,064,740     6,062,106
                                ------------   ------------    ------------   -----------
Net investment income.........    17,138,406      6,269,480      17,743,821    50,613,396
                                ------------   ------------    ------------   -----------

REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains (losses)
  from:
    Investment transactions...    (5,018,353)    (3,645,943)     (2,351,042)  (19,041,784)
    Futures contracts.........    (1,408,940)        27,627         --            --
    Options written...........         7,064          6,378         --            --
Net change in unrealized
  appreciation/depreciation
  of:
    Investments and purchased
      options.................   (17,841,426)      (764,993)    (20,694,030)  (19,675,123)
    Futures...................        34,781        (87,645)        --            --
                                ------------   ------------    ------------   -----------

NET REALIZED AND UNREALIZED
  LOSSES FROM INVESTMENT
  ACTIVITIES..................   (24,226,874)    (4,464,576)    (23,045,072)  (38,716,907)
                                ------------   ------------    ------------   -----------

NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS..................  $ (7,088,468)  $  1,804,904    $ (5,301,251)  $11,896,489
                                ============   ============    ============   ===========

                 See accompanying notes to financial statements

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE YEARS
                                                     ENDED
                                                 NOVEMBER 30,
                                          ---------------------------
                                              1999          1998
                                          ------------  -------------
FROM OPERATIONS:
Net investment income...................  $ 17,138,406  $  19,576,582
Net realized gains (losses) from
  investments, futures and options
  transactions..........................    (6,420,229)    13,098,352
Net change in unrealized
  appreciation/depreciation of
  investments, futures and options......   (17,806,645)    (3,380,726)
                                          ------------  -------------
Net increase (decrease) in net assets
  resulting from operations.............    (7,088,468)    29,294,208
                                          ------------  -------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A..........   (14,406,509)   (16,195,457)
Net investment income--Class B..........      (826,543)    (1,439,609)
Net investment income--Class C..........    (1,167,824)    (1,345,864)
Net investment income--Class Y..........      (737,274)      (597,497)
                                          ------------  -------------
Total dividends to shareholders.........   (17,138,150)   (19,578,427)
                                          ------------  -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares....    92,941,317     38,402,796
Cost of shares repurchased..............  (140,760,215)   (89,609,394)
Proceeds from dividends reinvested......     9,939,179     11,399,759
                                          ------------  -------------
Net decrease in net assets from
  beneficial interest transactions......   (37,879,719)   (39,806,839)
                                          ------------  -------------
Net decrease in net assets..............   (62,106,337)   (30,091,058)

NET ASSETS:
Beginning of year.......................   338,424,158    368,515,216
                                          ------------  -------------
End of year.............................  $276,317,821  $ 338,424,158
                                          ============  =============

                 See accompanying notes to financial statements

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE YEARS
                                                     ENDED
                                                  NOVEMBER 30,
                                          ----------------------------
                                              1999           1998
                                          -------------  -------------
FROM OPERATIONS:
Net investment income...................  $   6,269,480  $   7,056,302
Net realized gains (losses) from
  investments, futures and options
  transactions..........................     (3,611,938)     1,721,327
Net change in unrealized
  appreciation/depreciation of
  investments, futures and options......       (852,638)      (881,954)
                                          -------------  -------------
Net increase in net assets resulting
  from operations.......................      1,804,904      7,895,675
                                          -------------  -------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A..........     (2,677,276)    (2,595,938)
Net investment income--Class B..........       (299,808)      (339,772)
Net investment income--Class C..........     (3,107,776)    (4,024,907)
Net investment income--Class Y..........       (184,622)       (95,059)
                                          -------------  -------------
Total dividends to shareholders.........     (6,269,482)    (7,055,676)
                                          -------------  -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares....    212,615,459    162,076,404
Cost of shares repurchased..............   (205,924,759)  (148,445,808)
Proceeds from dividends reinvested......      4,638,117      4,889,431
                                          -------------  -------------
Net increase in net assets from
  beneficial interest transactions......     11,328,817     18,520,027
                                          -------------  -------------
Net increase in net assets..............      6,864,239     19,360,026

NET ASSETS:
Beginning of year.......................    152,009,136    132,649,110
                                          -------------  -------------
End of year.............................  $ 158,873,375  $ 152,009,136
                                          =============  =============

                 See accompanying notes to financial statements

PAINEWEBBER INVESTMENT GRADE INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                FOR THE YEARS
                                                    ENDED
                                                 NOVEMBER 30,
                                          --------------------------
                                              1999          1998
                                          ------------  ------------
FROM OPERATIONS:
Net investment income...................  $ 17,743,821  $ 18,614,816
Net realized gains (losses) from
  investments and futures
  transactions..........................    (2,351,042)    3,442,068
Net change in unrealized
  appreciation/depreciation of
  investments and futures...............   (20,694,030)   (4,988,889)
                                          ------------  ------------
Net increase (decrease) in net assets
  resulting from operations.............    (5,301,251)   17,067,995
                                          ------------  ------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A..........   (13,633,333)  (14,293,057)
Net investment income--Class B..........    (1,912,697)   (2,398,710)
Net investment income--Class C..........    (1,980,821)   (1,897,687)
Net investment income--Class Y..........      (266,757)      (77,963)
                                          ------------  ------------
Total dividends to shareholders.........   (17,793,608)  (18,667,417)
                                          ------------  ------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares....    57,811,186    56,988,242
Cost of shares repurchased..............   (77,144,688)  (57,228,784)
Proceeds from dividends reinvested......     9,816,308    10,000,701
                                          ------------  ------------
Net increase (decrease) in net assets
  from beneficial interest
  transactions..........................    (9,517,194)    9,760,159
                                          ------------  ------------
Net increase (decrease) in net assets...   (32,612,053)    8,160,737

NET ASSETS:
Beginning of year.......................   294,665,319   286,504,582
                                          ------------  ------------
End of year.............................  $262,053,266  $294,665,319
                                          ============  ============

                 See accompanying notes to financial statements

PAINEWEBBER HIGH INCOME FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                 FOR THE YEARS
                                                     ENDED
                                                  NOVEMBER 30,
                                          ----------------------------
                                              1999           1998
                                          -------------  -------------
FROM OPERATIONS:
Net investment income...................  $  50,613,396  $  52,937,390
Net realized losses from investment
  transactions..........................    (19,041,784)   (10,507,346)
Net change in unrealized
  appreciation/depreciation of
  investments...........................    (19,675,123)   (67,542,481)
                                          -------------  -------------
Net increase (decrease) in net assets
  resulting from operations.............     11,896,489    (25,112,437)
                                          -------------  -------------

DIVIDENDS TO SHAREHOLDERS FROM:
Net investment income--Class A..........    (26,526,311)   (24,137,016)
Net investment income--Class B..........    (14,276,554)   (17,410,119)
Net investment income--Class C..........     (9,573,976)    (9,462,206)
Net investment income--Class Y..........       (298,107)      (120,615)
                                          -------------  -------------
Total dividends to shareholders.........    (50,674,948)   (51,129,956)
                                          -------------  -------------

FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares....    164,783,645    199,547,214
Cost of shares repurchased..............   (276,858,175)  (234,206,542)
Proceeds from dividends reinvested......     22,999,869     23,335,096
                                          -------------  -------------
Net decrease in net assets from
  beneficial interest transactions......    (89,074,661)   (11,324,232)
                                          -------------  -------------
Net decrease in net assets..............   (127,853,120)   (87,566,625)

NET ASSETS:
Beginning of year.......................    537,170,629    624,737,254
                                          -------------  -------------
End of year (including undistributed net
  investment income of $3,040,419 and
  $3,090,809, respectively).............  $ 409,317,509  $ 537,170,629
                                          =============  =============

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

  PaineWebber Managed Investments Trust (the "Trust") was organized under Massachusetts law by a Declaration of Trust dated November 21, 1986 and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified investment company. The Trust is a series mutual fund with eight funds: PaineWebber U.S. Government Income Fund ("U.S. Government Income Fund"), PaineWebber Low Duration U.S. Government Income Fund ("Low Duration U.S. Government Income Fund"), PaineWebber Investment Grade Income Fund ("Investment Grade Income Fund"), PaineWebber High Income Fund ("High Income Fund") (collectively, the "Funds"), PaineWebber Utility Income Fund, PaineWebber Asia Pacific Growth Fund PaineWebber Tax-Managed Equity Fund and PaineWebber Strategy Fund. The financial statements for PaineWebber Utility Income Fund, PaineWebber Asia Pacific Growth Fund, PaineWebber Tax-Managed Equity Fund are not included herein.

  Currently, each Fund offers Class A, Class B, Class C and Class Y shares. Each class represents interests in the same assets of the applicable Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. In addition, Class B shares and all corresponding reinvested dividend shares automatically convert to Class A shares approximately six years after issuance. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plan. Class Y shares have no service or distribution plan.

  The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

  VALUATION OF INVESTMENTS--The Funds calculate their net asset value based on the current market value for the portfolio securities. The Funds normally obtain market values for their securities from independent pricing sources. Independent pricing sources use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber") and investment adviser and administrator of the Funds. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

  REPURCHASE AGREEMENTS--The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation.

NOTES TO FINANCIAL STATEMENTS

Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. Each of the Funds occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

  INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized (with the exception of U.S. Government Income Fund) as adjustments to interest income and the identified cost of investments.

  Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend-eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

  DOLLAR ROLLS--Low Duration U.S. Government Income Fund and U.S. Government Income Fund may enter into transactions in which these Funds sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specified future date (the "roll period"). During the roll period, the Funds forego principal and interest paid on the securities. The Funds are compensated by the interest earned on the cash proceeds of the initial sale and by fee income or a lower repurchase price.

  FUTURES CONTRACTS--Upon entering into a financial futures contract, a Fund is required to pledge to a broker an amount of cash and/or U.S. Government securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent payments, known as "variation margin," are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

  Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Funds (except High Income Fund) primarily use financial futures contracts for hedging or to manage the average duration of the Fund's portfolio. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

  OPTION WRITING--When a Fund writes a call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a put

NOTES TO FINANCIAL STATEMENTS

option which a Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchases upon exercise of the option. The U.S. Government Income Fund and Low Duration U.S. Government Income Fund primarily used written options for the enhancement of income to the Funds.

  REVERSE REPURCHASE AGREEMENTS--Each of the Funds may enter into reverse repurchase agreements with qualified third party broker-dealers as determined by, and under the direction of, the board. Interest on the value of reverse repurchase agreements issued and outstanding is based upon competitive market rates at the time of issuance. At the time the Fund enters into a reverse repurchase agreement, it establishes and maintains a segregated account with the Fund's custodian containing liquid securities having a value not less than the repurchase price, including accrued interest, of the reverse repurchase agreement. For the year ended November 30, 1999, no fund entered into reverse repurchase agreements.

  DIVIDENDS AND DISTRIBUTIONS--Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

  The ability of the issuers of the debt securities, including mortgage- and asset-backed securities held by the Funds to meet their obligations, may be affected by economic developments, including those particular to a specific industry or region. Mortgage- and asset-backed securities may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayments.

WRITTEN OPTION ACTIVITY

  Transactions in options written for the year ended November 30, 1999 were as follows:

                                               U.S. GOVERNMENT                    LOW DURATION U.S.
                                                 INCOME FUND                    GOVERNMENT INCOME FUND
                                          -------------------------            ------------------------
                                          NUMBER OF                            NUMBER OF
                                           OPTIONS        PREMIUMS              OPTIONS        PREMIUMS
                                          ---------       ---------            ---------       --------
Options outstanding at November 30,
  1998..................................        0         $       0                0           $      0
Options written.........................    1,210           595,006              216             92,565
Options terminated in closing purchase
  transactions..........................   (1,210)         (595,006)               0                  0
Options expired.........................        0                 0             (216)           (92,565)
                                           ------         ---------             ----           --------
Options outstanding at November 30,
  1999..................................        0         $       0                0           $      0
                                           ======         =========             ====           ========

INVESTMENT ADVISER AND ADMINISTRATOR

  The board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Funds. In accordance with the Advisory Contract, each Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at the annual rate of 0.50% of each Fund's average daily net assets. At November 30, 1999, U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed Mitchell Hutchins $112,385, $61,534, $108,456 and $167,101, respectively, in investment advisory

NOTES TO FINANCIAL STATEMENTS

and administration fees. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the U.S. Government Income Fund's and Investment Grade Income Fund's investment of cash collateral from security lending in the Mitchell Hutchins Private Money Market Fund LLC. For the year ended November 30, 1999, Mitchell Hutchins waived $13,511 and $2,056, respectively.

  Under a separate contract with Mitchell Hutchins ("Sub-Advisory Contract"), Pacific Investment Management Company ("PIMCO") serves as the sub-adviser for Low Duration U.S. Government Income Fund. Under the Sub-Advisory Contract, Mitchell Hutchins (not the Fund) pays PIMCO a fee, computed daily and payable monthly, in an amount equal to one-half of the advisory fee received by Mitchell Hutchins from the Fund.

SERVICING AGREEMENT

  The board of U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund have approved a Servicing Agreement ("Servicing Agreement") with Mitchell Hutchins and the Mitchell Hutchins Portfolios (comprising, respectively, the Aggressive Portfolio, Moderate Portfolio and the Conservative Portfolio) (each a "Portfolio") pursuant to an exemptive order from the Securities and Exchange Commission that permits the Funds to reimburse each Portfolio for certain expenses to the extent a Fund realizes savings from each Portfolio. The savings to a Fund result from the elimination of separate shareholder accounts for each Portfolio's investors, who otherwise might invest directly in the Fund. For the year ended November 30, 1999, U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund incurred $7,429, $5,224, $12,775 and $11,486, respectively, under the Servicing Agreement, which is included in other expenses in the Statement of Operations. At November 30, 1999, U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed the Portfolios $3,019, $579, $5,347 and $4,241, respectively under the Servicing Agreement.

DISTRIBUTION PLANS

  Mitchell Hutchins is the distributor of each Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. Under separate plans of service and/or distribution pertaining to the Class A, Class B and Class C shares, each Fund pays Mitchell Hutchins monthly service fees at the annual rate of 0.25% of the average daily net assets of Class A, Class B and Class C shares and monthly distribution fees at the annual rate of 0.75% and 0.50% of the average daily net assets of Class B and Class C shares, respectively. At November 30, 1999, U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund owed Mitchell Hutchins $71,445, $59,763, $82,098 and $188,544, respectively, in service and distribution fees.

  Mitchell Hutchins also receives the proceeds of the initial sales charges paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charges paid by the shareholders upon certain redemptions of Class A, Class B and Class C shares. Mitchell Hutchins has informed each Fund that for the year ended November 30, 1999, it earned $75,781, $156,081, $143,645 and $350,445 in sales charges for the U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund, respectively.

SECURITY LENDING

  Each Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. Each Fund will regain record ownership of loaned securities to exercise certain beneficial rights; however, each Fund may bear the risk of delay in recovery of, or

NOTES TO FINANCIAL STATEMENTS

even loss of rights in, the securities loaned should the borrower fail financially. Each Fund receives compensation, which is included in interest income, for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Each Fund's lending agent is PaineWebber, who received compensation for the year ended November 30, 1999 from the following Funds:

U.S. Government Income Fund.............................   $37,641
Investment Grade Income Fund............................   $ 8,655

  At November 30, 1999, the U.S. Government Income Fund and the Investment Grade Income Fund owed PaineWebber $1,814 and $349, respectively, in security lending fees.

  For the year ended November 30, 1999, the U.S. Government Income Fund and Investment Grade Income Fund earned compensation of $112,936 and $25,952, respectively, net of fees, rebates and expenses from securities lending transactions.

  At November 30, 1999, each Fund held cash and/or cash equivalents as collateral for securities loaned as follows:

                                                                                 MARKET
                                                              COLLATERAL FOR    VALUES OF
                                                                SECURITIES     SECURITIES
                                                                  LOANED         LOANED
                                                              --------------   -----------
U.S. Government Income Fund.................................   $43,485,500     $41,520,150
Investment Grade Income Fund................................   $17,440,336     $16,670,641

  At November 30, 1999 the Funds invested the collateral in the following money market funds:

      NUMBER OF
       SHARES                                                                            VALUE
---------------------                                                                 -----------
U.S. Government Income Fund
       8,204,671        Liquid Assets Portfolio.....................................  $ 8,204,671
      34,538,966        Mitchell Hutchins Private Money Market Fund LLC.............   34,538,966
         741,863        Prime Portfolio.............................................      741,863
                                                                                      -----------
                        Total investments of cash collateral received for securities on loan (cost--$43,485,500)...............................  $43,485,500
                                                                                      ===========

Investment Grade Income Fund

       4,083,737        Liquid Assets Portfolio.....................................  $ 4,083,737
      13,354,342        Mitchell Hutchins Private Money Market Fund LLC.............   13,354,342
           2,257        Prime Portfolio.............................................        2,257
                                                                                      -----------
                        Total investments of cash collateral received for securities on loan (cost--$17,440,336)...............................  $17,440,336
                                                                                      ===========

BANK LINE OF CREDIT

  Each Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Funds at the request of the shareholders and other temporary or emergency purposes. In connection therewith, each Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the Funds in the Facility. Interest is charged to each Fund at rates based on prevailing market rates in effect at the time of borrowings. For the year ended November 30, 1999, the Funds did not borrow under the Facility.

NOTES TO FINANCIAL STATEMENTS

TRANSFER AGENCY SERVICE FEES

  PaineWebber provides transfer agency related services to each Fund pursuant to a delegation of authority from PFPC Inc., each Funds' transfer agent, and is compensated for these services by PFPC Inc., not the Funds. For the year ended November 30, 1999, PaineWebber received from PFPC Inc., not the Funds, approximately 53%, 54%, 43% and 50% of the total transfer agency fees collected by PFPC Inc. from the U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund, respectively.

INVESTMENTS IN SECURITIES

  For federal income tax purposes, the cost of securities owned at November 30, 1999 was substantially the same as the cost of securities for financial statement purposes.

  At November 30, 1999, the components of the net unrealized depreciation of investments were as follows:

                                                              U.S.        LOW DURATION      INVESTMENT
                                                           GOVERNMENT    U.S. GOVERNMENT      GRADE           HIGH
                                                          INCOME FUND      INCOME FUND     INCOME FUND    INCOME FUND
                                                          ------------   ---------------   ------------   ------------
Gross appreciation (investments having an excess of
  value over cost)......................................  $     59,541      $ 511,820      $  2,341,648   $ 18,341,661
Gross depreciation (investments having an excess of cost
  over value)...........................................   (13,102,794)      (900,940)      (15,069,356)   (85,299,670)
                                                          ------------      ---------      ------------   ------------
Net unrealized depreciation of investments..............  $(13,043,253)     $(389,120)     $(12,727,708)  $(66,958,009)
                                                          ============      =========      ============   ============

  For the year ended November 30, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

                                                            U.S.         LOW DURATION      INVESTMENT
                                                         GOVERNMENT     U.S. GOVERNMENT      GRADE           HIGH
                                                        INCOME FUND       INCOME FUND     INCOME FUND    INCOME FUND
                                                       --------------   ---------------   ------------   ------------
Purchases............................................  $1,235,901,929     $361,604,261    $528,014,375   $287,370,965
Sales................................................  $1,241,324,989     $448,289,618    $536,488,293   $389,939,764

FEDERAL TAX STATUS

  Each Fund intends to distribute all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

  For the year ended November 30, 1999, the reclassifications arising from permanent "book/tax" differences resulting in increases (decreases) to the components of net assets were as follows:

                                                              UNDISTRIBUTED
                                                              (DISTRIBUTIONS
                                                                IN EXCESS
                                                                 OF) NET        ACCUMULATED
                                                                INVESTMENT      NET REALIZED     BENEFICIAL
                                                                  INCOME       GAINS (LOSSES)     INTEREST
                                                              --------------   --------------   ------------
U.S. Government Income Fund.................................      $187,700       $  (187,700)   $    --
Low Duration U.S. Government Income Fund....................        11,073           (10,784)           (289)
Investment Grade Income Fund................................        34,483          --               (34,483)
High Income Fund............................................        11,162         4,851,459      (4,862,621)

  The reclassifications for High Income were primarily the result of capital losses of $4,849,952 expiring at November 30, 1999.

NOTES TO FINANCIAL STATEMENTS

  At November 30, 1999, U.S. Government Income Fund, Low Duration U.S. Government Income Fund, Investment Grade Income Fund and High Income Fund had net capital loss carryforwards of $91,234,915, $120,026,542, $21,205,818 and
$136,312,190, respectively. These loss carryforwards are available as reductions, to the extent provided in the regulations, of future net realized capital gains, and will expire between November 30, 2000 and November 30, 2007. To the extent that such losses are used to offset future net realized capital gains, it is probable that these gains will not be distributed.

SHARES OF BENEFICIAL INTEREST

  There is an unlimited number of $0.001 par value shares of beneficial interest authorized for each Fund. Transactions in shares of beneficial interest were as follows:

                                  CLASS A                     CLASS B                     CLASS C              CLASS Y
                        ---------------------------  --------------------------  --------------------------  -----------
                           SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES
                        ------------  -------------  -----------  -------------  -----------  -------------  -----------
U.S. GOVERNMENT INCOME
 FUND
YEAR ENDED NOVEMBER 30, 1999:
Shares sold............    7,031,019  $  60,739,242      689,705  $   6,053,726      577,920  $   5,161,090    2,385,567
Shares repurchased.....  (12,054,086)  (104,852,709)    (667,932)    (5,858,579)  (1,040,037)    (9,188,494)  (2,377,192)
Shares converted from
 Class B to Class A....    1,048,968      9,307,137   (1,048,781)    (9,307,137)     --            --            --
Dividends reinvested...      907,336      7,987,103       52,309        461,448       88,070        774,343       81,752
                        ------------  -------------  -----------  -------------  -----------  -------------  -----------
Net increase
 (decrease)............   (3,066,763) $ (26,819,227)    (974,699) $  (8,650,542)    (374,047) $  (3,253,061)      90,127
                        ============  =============  ===========  =============  ===========  =============  ===========

YEAR ENDED NOVEMBER 30, 1998:
Shares sold............      505,416  $   4,607,694      954,146  $   8,719,746      636,935  $   5,801,537    2,133,805
Shares repurchased.....   (5,910,608)   (53,488,228)  (1,135,313)   (10,275,294)  (1,153,391)   (10,446,958)  (1,704,454)
Shares converted from
 Class B to Class A....    2,084,528     18,889,153   (2,084,528)   (18,889,153)     --            --            --
Dividends reinvested...    1,003,345      9,097,712       93,443        846,696       96,378        873,028       64,246
                        ------------  -------------  -----------  -------------  -----------  -------------  -----------
Net increase
 (decrease)............   (2,317,319) $ (20,893,669)  (2,172,252) $ (19,598,005)    (420,078) $  (3,772,393)     493,597
                        ============  =============  ===========  =============  ===========  =============  ===========

LOW DURATION U.S.
 GOVERNMENT INCOME FUND
YEAR ENDED NOVEMBER 30, 1999:
Shares sold............   80,259,489  $ 186,412,759    1,757,169  $   4,134,549    4,425,998  $  10,445,726    4,973,305
Shares repurchased.....  (71,208,112)  (165,961,016)  (1,463,372)    (3,423,339) (11,143,910)   (26,125,554)  (4,479,319)
Shares converted from
 Class B to Class A....    1,180,032      2,761,865   (1,180,032)    (2,761,865)     --            --            --
Dividends reinvested...      871,206      2,040,471       91,329        213,931      943,723      2,210,501       73,966
                        ------------  -------------  -----------  -------------  -----------  -------------  -----------
Net increase
 (decrease)............   11,102,615  $  25,254,079     (794,906) $  (1,836,724)  (5,774,189) $ (13,469,327)     567,952
                        ============  =============  ===========  =============  ===========  =============  ===========

YEAR ENDED NOVEMBER 30, 1998:
Shares sold............   60,572,974  $ 144,153,539    2,117,211  $   5,048,319    3,615,697  $   8,612,728    1,791,809
Shares repurchased.....  (49,261,371)  (117,238,751)  (1,462,663)    (3,479,225) (10,439,963)   (24,828,123)  (1,218,491)
Shares converted from
 Class B to Class A....      476,836      1,135,207     (476,915)    (1,135,207)     --            --            --
Dividends reinvested...      691,659      1,648,506      107,228        255,055    1,217,274      2,896,014       37,708
                        ------------  -------------  -----------  -------------  -----------  -------------  -----------
Net increase
 (decrease)............   12,480,098  $  29,698,501      284,861  $     688,942   (5,606,992) $ (13,319,381)     611,026
                        ============  =============  ===========  =============  ===========  =============  ===========

                           CLASS Y
                         ------------
                            AMOUNT
                         ------------
U.S. GOVERNMENT INCOME
 FUND
YEAR ENDED NOVEMBER 30,
Shares sold............  $ 20,987,259
Shares repurchased.....   (20,860,433)
Shares converted from
 Class B to Class A....       --
Dividends reinvested...       716,285
                         ------------
Net increase
 (decrease)............  $    843,111
                         ============
YEAR ENDED NOVEMBER 30,
Shares sold............  $ 19,273,819
Shares repurchased.....   (15,398,914)
Shares converted from
 Class B to Class A....       --
Dividends reinvested...       582,323
                         ------------
Net increase
 (decrease)............  $  4,457,228
                         ============
LOW DURATION U.S.
 GOVERNMENT INCOME FUND
YEAR ENDED NOVEMBER 30,
Shares sold............  $ 11,622,425
Shares repurchased.....   (10,414,850)
Shares converted from
 Class B to Class A....       --
Dividends reinvested...       173,214
                         ------------
Net increase
 (decrease)............  $  1,380,789
                         ============
YEAR ENDED NOVEMBER 30,
Shares sold............  $  4,261,818
Shares repurchased.....    (2,899,709)
Shares converted from
 Class B to Class A....       --
Dividends reinvested...        89,856
                         ------------
Net increase
 (decrease)............  $  1,451,965
                         ============

NOTES TO FINANCIAL STATEMENTS

SHARES OF BENEFICIAL INTEREST (CONCLUDED)

                                  CLASS A                     CLASS B                     CLASS C              CLASS Y
                        ---------------------------  --------------------------  --------------------------  -----------
                           SHARES        AMOUNT        SHARES        AMOUNT        SHARES        AMOUNT        SHARES
                        ------------  -------------  -----------  -------------  -----------  -------------  -----------
INVESTMENT GRADE
 INCOME FUND
YEAR ENDED NOVEMBER 30, 1999:
Shares sold............    3,007,963  $  31,130,739      757,173  $   7,888,019    1,155,322  $  12,187,153      648,010
Shares repurchased.....   (4,615,505)   (47,584,539)    (933,978)    (9,613,270)  (1,472,093)   (15,317,509)    (458,002)
Shares converted from
 Class B to Class A....    1,081,307     11,200,176   (1,081,604)   (11,200,176)     --            --            --
Dividends reinvested...      729,999      7,505,558      103,279      1,064,756       95,887        987,099       25,297
                        ------------  -------------  -----------  -------------  -----------  -------------  -----------
Net increase
 (decrease)............      203,764  $   2,251,934   (1,155,130) $ (11,860,671)    (220,884) $  (2,143,257)     215,305
                        ============  =============  ===========  =============  ===========  =============  ===========
YEAR ENDED NOVEMBER 30, 1998:
Shares sold............    2,041,843  $  22,290,767    1,696,765  $  18,472,491    1,184,652  $  12,935,515      302,126
Shares repurchased.....   (3,390,614)   (37,003,109)  (1,020,396)   (11,101,156)    (775,320)    (8,463,655)     (60,627)
Shares converted from
 Class B to Class A....    1,114,869     12,177,257   (1,115,095)   (12,177,257)     --            --            --
Dividends reinvested...      701,098      7,648,985      117,112      1,277,379       91,680        999,801        6,857
                        ------------  -------------  -----------  -------------  -----------  -------------  -----------
Net increase
 (decrease)............      467,196  $   5,113,900     (321,614) $  (3,528,543)     501,012  $   5,471,661      248,356
                        ============  =============  ===========  =============  ===========  =============  ===========

HIGH INCOME FUND
YEAR ENDED NOVEMBER 30, 1999:
Shares sold............   16,234,296  $ 104,312,639    5,419,044  $  35,346,423    3,375,141  $  21,986,584      486,084
Shares repurchased.....  (24,429,499)  (158,179,372) (12,058,749)   (77,592,777)  (5,795,558)   (37,436,947)    (577,517)
Shares converted from
 Class B to Class A....    5,592,768     36,187,733   (5,598,612)   (36,187,733)     --            --            --
Dividends reinvested...    1,824,126     11,743,507      907,696      5,872,521      789,183      5,089,006       46,019
                        ------------  -------------  -----------  -------------  -----------  -------------  -----------
Net decrease...........     (778,309) $  (5,935,493) (11,330,621) $ (72,561,566)  (1,631,234) $ (10,361,357)     (45,414)
                        ============  =============  ===========  =============  ===========  =============  ===========
YEAR ENDED NOVEMBER 30, 1998:
Shares sold............   13,694,125  $  97,142,363    8,040,949  $  59,468,319    5,202,992  $  38,470,183      594,839
Shares repurchased.....  (16,000,259)  (117,628,189)  (9,418,944)   (69,303,434)  (6,199,014)   (45,640,962)    (214,727)
Shares converted from
 Class B to Class A....    3,996,052     30,045,750   (3,997,285)   (30,045,750)     --            --            --
Dividends reinvested...    1,478,031     10,911,350      962,985      7,113,261      703,058      5,198,786       15,900
                        ------------  -------------  -----------  -------------  -----------  -------------  -----------
Net increase
 (decrease)............    3,167,949  $  20,471,274   (4,412,295) $ (32,767,604)    (292,964) $  (1,971,993)     396,012
                        ============  =============  ===========  =============  ===========  =============  ===========

                           CLASS Y
                         ------------
                            AMOUNT
                         ------------
INVESTMENT GRADE
 INCOME FUND
YEAR ENDED NOVEMBER 30,
Shares sold............  $  6,605,275
Shares repurchased.....    (4,629,370)
Shares converted from
 Class B to Class A....       --
Dividends reinvested...       258,895
                         ------------
Net increase
 (decrease)............  $  2,234,800
                         ============
YEAR ENDED NOVEMBER 30,
Shares sold............  $  3,289,469
Shares repurchased.....      (660,864)
Shares converted from
 Class B to Class A....       --
Dividends reinvested...        74,536
                         ------------
Net increase
 (decrease)............  $  2,703,141
                         ============
HIGH INCOME FUND
YEAR ENDED NOVEMBER 30,
Shares sold............  $  3,137,999
Shares repurchased.....    (3,649,079)
Shares converted from
 Class B to Class A....       --
Dividends reinvested...       294,835
                         ------------
Net decrease...........  $   (216,245)
                         ============
YEAR ENDED NOVEMBER 30,
Shares sold............  $  4,466,349
Shares repurchased.....    (1,633,957)
Shares converted from
 Class B to Class A....       --
Dividends reinvested...       111,699
                         ------------
Net increase
 (decrease)............  $  2,944,091
                         ============

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                                                                              51

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                     CLASS A
                                                         ---------------------------------------------------------------
                                                                        FOR THE YEARS ENDED NOVEMBER 30,
                                                         ---------------------------------------------------------------
                                                            1999         1998         1997         1996         1995
                                                         -----------  -----------  -----------  -----------  -----------
Net asset value, beginning of year.....................   $   9.20     $   8.94     $   8.86     $   9.12     $   8.50
                                                          --------     --------     --------     --------     --------
Net investment income..................................       0.50         0.51         0.54         0.55         0.58
Net realized and unrealized gains (losses) from
 investments,
 futures and options...................................      (0.69)        0.26         0.08        (0.26)        0.62
                                                          --------     --------     --------     --------     --------
Net increase (decrease) from investment operations.....      (0.19)        0.77         0.62         0.29         1.20
                                                          --------     --------     --------     --------     --------
Dividends from net investment income...................      (0.50)       (0.51)       (0.54)       (0.55)       (0.58)
                                                          --------     --------     --------     --------     --------
Net asset value, end of year...........................   $   8.51     $   9.20     $   8.94     $   8.86     $   9.12
                                                          ========     ========     ========     ========     ========
Total investment return(1).............................      (2.14)%       9.06%        7.27%        3.39%       14.70%
                                                          ========     ========     ========     ========     ========
Ratios/Supplemental data:
Net assets, end of year (000's)........................   $231,569     $278,483     $291,470     $343,836     $430,285
Expenses to average net assets, net of waivers from
 advisers (3)..........................................       1.01%        1.03%        0.94%        0.94%        1.03%(2)
Net investment income to average net assets, net of
 waivers from advisers (3).............................       5.65%        5.69%        6.15%        6.24%        6.65%(2)
Portfolio turnover rate................................        375%         370%         322%         359%         206%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results would be lower if sales charges were included.

(2)  These ratios include non-recurring acquisition expenses of 0.03%.

(3) During the year ended November 30, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the waiver represents less than 0.005%.

                                     CLASS B
       --------------------------------------------------------------------
                         FOR THE YEARS ENDED NOVEMBER 30,
       --------------------------------------------------------------------
           1999           1998          1997          1996          1995
       ------------    ----------    ----------    ----------    ----------
        $     9.20      $   8.94      $   8.87      $   9.12      $   8.50
        ----------      --------      --------      --------      --------
              0.43          0.44          0.47          0.48          0.51

             (0.69)         0.26          0.07         (0.25)         0.63
        ----------      --------      --------      --------      --------
             (0.26)         0.70          0.54          0.23          1.14
        ----------      --------      --------      --------      --------
             (0.43)        (0.44)        (0.47)        (0.48)        (0.52)
        ----------      --------      --------      --------      --------
        $     8.51      $   9.20      $   8.94      $   8.87      $   9.12
        ==========      ========      ========      ========      ========
             (2.93)%        8.16%         6.34%         2.72%        13.81%
        ==========      ========      ========      ========      ========
           $13,278       $23,318       $42,097       $61,873       $82,469
              1.82%         1.83%         1.69%         1.70%         1.81%(2)
              4.81%         4.87%         5.40%         5.47%         5.88%(2)
               375%          370%          322%          359%          206%

                                   CLASS C
     --------------------------------------------------------------------
                       FOR THE YEARS ENDED NOVEMBER 30,
     --------------------------------------------------------------------
         1999           1998          1997          1996          1995
     ------------    ----------    ----------    ----------    ----------
      $     9.19      $   8.93      $   8.86      $   9.11      $   8.49
      ----------      --------      --------      --------      --------
            0.45          0.47          0.49          0.50          0.53
           (0.69)         0.26          0.07         (0.25)         0.63
      ----------      --------      --------      --------      --------
           (0.24)         0.73          0.56          0.25          1.16
      ----------      --------      --------      --------      --------
           (0.45)        (0.47)        (0.49)        (0.50)        (0.54)
      ----------      --------      --------      --------      --------
      $     8.50      $   9.19      $   8.93      $   8.86      $   9.11
      ==========      ========      ========      ========      ========
           (2.65)%        8.50%         6.62%         2.98%        14.12%
      ==========      ========      ========      ========      ========
         $20,021       $25,076       $28,132       $37,754       $53,832
            1.53%         1.54%         1.44%         1.45%         1.55%(2)
            5.13%         5.17%         5.66%         5.74%         6.17%(2)
             375%          370%          322%          359%          206%

PAINEWEBBER U.S. GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                                     CLASS Y
                                                           ------------------------------------------------------------
                                                                         FOR THE YEARS ENDED NOVEMBER 30,
                                                           ------------------------------------------------------------
                                                               1999          1998        1997        1996        1995
                                                           ------------    --------    --------    --------    --------
Net asset value, beginning of year.....................     $     9.19      $ 8.93      $ 8.86      $ 9.11      $ 8.49
                                                            ----------      ------      ------      ------      ------
Net investment income..................................           0.52        0.54        0.56        0.57        0.61
Net realized and unrealized gains (losses) from
 investments,
 futures and options...................................          (0.69)       0.26        0.07       (0.25)       0.62
                                                            ----------      ------      ------      ------      ------
Net increase (decrease) from investment operations.....          (0.17)       0.80        0.63        0.32        1.23
                                                            ----------      ------      ------      ------      ------
Dividends from net investment income...................          (0.52)      (0.54)      (0.56)      (0.57)      (0.61)
                                                            ----------      ------      ------      ------      ------
Net asset value, end of year...........................     $     8.50      $ 9.19      $ 8.93      $ 8.86      $ 9.11
                                                            ==========      ======      ======      ======      ======
Total investment return(1).............................          (1.84)%      9.41%       7.43%       3.81%      15.06%
                                                            ==========      ======      ======      ======      ======
Ratios/Supplemental data:
Net assets, end of year (000's)........................        $11,450     $11,547      $6,816      $6,495      $7,957
Expenses to average net assets, net of waivers from
 adviser (3)...........................................           0.69%       0.71%       0.67%       0.64%       0.71%(2)
Net investment income to average net assets, net of
 waivers from adviser (3)..............................           5.97%       5.99%       6.41%       6.53%       6.96%(2)
Portfolio turnover rate................................            375%        370%        322%        359%        206%

-----------------

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include program fees, results would be lower if program fees were included.

(2)  These ratios include non-recurring acquisition expenses of 0.03%.

(3) During the year ended November 30, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the waiver represents less than 0.005%.

                 (This page has been left blank intentionally.)

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each year is presented below:

                                                                  CLASS A
                                          -------------------------------------------------------
                                                     FOR THE YEARS ENDED NOVEMBER 30,
                                          -------------------------------------------------------
                                             1999         1998        1997      1996      1995
                                          -----------  -----------  --------  --------  ---------
Net asset value, beginning of year......    $ 2.38       $ 2.37     $  2.35   $  2.34   $   2.25
                                            ------       ------     -------   -------   --------
Net investment income...................      0.12         0.13        0.13      0.14       0.13
Net realized and unrealized gains
 (losses) from investments, futures and
 options................................     (0.07)        0.01        0.02      0.01       0.09
                                            ------       ------     -------   -------   --------
Net increase (decrease) in net asset
 value from operations..................      0.05         0.14        0.15      0.15       0.22
                                            ------       ------     -------   -------   --------
Dividends from net investment income....     (0.12)       (0.13)      (0.13)    (0.14)     (0.13)
                                            ------       ------     -------   -------   --------
Net asset value, end of year............    $ 2.31       $ 2.38     $  2.37   $  2.35   $   2.34
                                            ======       ======     =======   =======   ========
Total investment return(1)..............      1.99%        6.11%       6.67%     6.46%     10.25%
                                            ======       ======     =======   =======   ========
Ratios/Supplemental data:
Net assets, end of year (000's).........   $87,142      $63,606     $33,648   $71,216   $127,961
Expenses to average net assets..........      0.96%        1.07%+      1.04%     1.21%      1.15%
Net investment income to average net
 assets.................................      4.95%        5.37%+      5.72%     5.84%      5.89%
Portfolio turnover rate.................       270%         411%        359%      210%       242%

---------------

+ Includes 0.13% of interest expense related to the reverse repurchase agreement entered into during the year.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each year reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each year reported. The figures do not include sales charges; results would be lower if sales charges were included.

                                                                        CLASS B
                                            ---------------------------------------------------------------
                                                           FOR THE YEARS ENDED NOVEMBER 30,
                                            ---------------------------------------------------------------
                                                 1999           1998        1997        1996        1995
                                            --------------    --------    --------    --------    ---------
Net asset value, beginning of year......       $  2.38         $ 2.37      $ 2.35      $ 2.34      $  2.25
                                               -------         ------      ------      ------      -------
Net investment income...................          0.10           0.11        0.11        0.12         0.11
Net realized and unrealized gains
 (losses) from investments, futures and
 options................................         (0.08)          0.01        0.02        0.01         0.09
                                               -------         ------      ------      ------      -------
Net increase (decrease) in net asset
 value from operations..................          0.02           0.12        0.13        0.13         0.20
                                               -------         ------      ------      ------      -------
Dividends from net investment income....         (0.10)         (0.11)      (0.11)      (0.12)       (0.11)
                                               -------         ------      ------      ------      -------
Net asset value, end of year............       $  2.30         $ 2.38      $ 2.37      $ 2.35      $  2.34
                                               =======         ======      ======      ======      =======
Total investment return(1)..............          0.71%          5.24%       5.81%       5.60%        9.30%
                                               =======         ======      ======      ======      =======
Ratios/Supplemental data:
Net assets, end of year (000's).........        $5,589         $7,670      $6,949      $7,716       $9,147
Expenses to average net assets..........          1.78%          1.91%+      1.87%       2.03%        2.02%
Net investment income to average net
 assets.................................          4.14%          4.58%+      4.80%       4.99%        5.03%
Portfolio turnover rate.................           270%           411%        359%        210%         242%

                                                                     CLASS C
                                          -------------------------------------------------------------
                                                        FOR THE YEARS ENDED NOVEMBER 30,
                                          -------------------------------------------------------------
                                               1999         1998        1997        1996        1995
                                          --------------  ---------  ----------  ----------  ----------
Net asset value, beginning of year......     $  2.38       $  2.37    $   2.35    $   2.34    $   2.25
                                             -------       -------    --------    --------    --------
Net investment income...................        0.10          0.12        0.12        0.12        0.12
Net realized and unrealized gains
 (losses) from investments, futures and
 options................................       (0.08)         0.01        0.02        0.01        0.09
                                             -------       -------    --------    --------    --------
Net increase (decrease) in net asset
 value from operations..................        0.02          0.13        0.14        0.13        0.21
                                             -------       -------    --------    --------    --------
Dividends from net investment income....       (0.10)        (0.12)      (0.12)      (0.12)      (0.12)
                                             -------       -------    --------    --------    --------
Net asset value, end of year............     $  2.30       $  2.38    $   2.37    $   2.35    $   2.34
                                             =======       =======    ========    ========    ========
Total investment return(1)..............        0.90%         5.46%       6.05%       5.82%       9.60%
                                             =======       =======    ========    ========    ========
Ratios/Supplemental data:
Net assets, end of year (000's).........     $63,083       $78,923     $91,700    $123,203    $180,169
Expenses to average net assets..........        1.60%         1.72%+      1.64%       1.80%       1.75%
Net investment income to average net
 assets.................................        4.33%         4.78%+      5.05%       5.22%       5.31%
Portfolio turnover rate.................         270%          411%        359%        210%        242%

PAINEWEBBER LOW DURATION U.S. GOVERNMENT INCOME FUND

FINANCIAL HIGHLIGHTS

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                       CLASS Y
                                          -----------------------------------------------------------------
                                                                                              FOR THE
                                                                                               PERIOD
                                                FOR THE YEARS ENDED NOVEMBER 30,         OCTOBER 20, 1995#
                                          ---------------------------------------------   TO NOVEMBER 30,
                                              1999        1998       1997       1996            1995
                                          ------------  ---------  ---------  ---------  ------------------
Net asset value, beginning of period....   $     2.38    $ 2.37     $ 2.35     $ 2.34        $     2.33
                                           ----------    ------     ------     ------        ----------
Net investment income...................         0.12      0.14       0.14       0.14              0.01
Net realized and unrealized gains
  (losses) from investments, futures and
  options...............................        (0.08)     0.01       0.02       0.01              0.01
                                           ----------    ------     ------     ------        ----------
Net increase (decrease) in net asset
  value from operations.................         0.04      0.15       0.16       0.15              0.02
                                           ----------    ------     ------     ------        ----------
Dividends from net investment income....        (0.12)    (0.14)     (0.14)     (0.14)            (0.01)
                                           ----------    ------     ------     ------        ----------
Net asset value, end of period..........   $     2.30    $ 2.38     $ 2.37     $ 2.35        $     2.34
                                           ==========    ======     ======     ======        ==========
Total investment return(1)..............         1.81%     6.37%      6.87%      6.64%             0.83%
                                           ==========    ======     ======     ======        ==========
Ratios/Supplemental data:
Net assets, end of period (000's).......       $3,059    $1,810     $  352     $  333        $      321
Expenses to average net assets..........         0.70%     0.79%+     0.86%      0.99%             0.99%*
Net investment income to average net
  assets................................         5.24%     5.60%+     5.82%      6.00%             5.87%*
Portfolio turnover rate.................          270%      411%       359%       210%              242%

---------------

#   Commencement of issuance of shares

*   Annualized

+ Includes 0.13% of interest expense related to the reverse repurchase agreement transaction entered into during the period.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include program fees; results would be lower if program fees were included. Total investment return for periods less than one year has not been annualized.

                 (This page has been left blank intentionally.)

PAINEWEBBER INVESTMENT GRADE INCOME FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                   CLASS A
                                          ---------------------------------------------------------
                                                      FOR THE YEARS ENDED NOVEMBER 30,
                                          ---------------------------------------------------------
                                             1999         1998        1997       1996       1995
                                          -----------  -----------  ---------  ---------  ---------
Net asset value, beginning of period....   $  10.79     $  10.85    $  10.59   $  10.68   $   9.67
                                           --------     --------    --------   --------   --------
Net investment income...................       0.67         0.74        0.74       0.73       0.76
Net realized and unrealized gains
 (losses) from investments, futures and
 options................................      (0.84)       (0.06)       0.26      (0.09)      1.01
                                           --------     --------    --------   --------   --------
Net increase (decrease) from investment
 operations.............................      (0.17)        0.68        1.00       0.64       1.77
                                           --------     --------    --------   --------   --------
Dividends from net investment income....      (0.67)       (0.74)      (0.74)     (0.73)     (0.76)
                                           --------     --------    --------   --------   --------
Net asset value, end of period..........   $   9.95     $  10.79    $  10.85   $  10.59   $  10.68
                                           ========     ========    ========   ========   ========
Total investment return(1)..............      (1.62)%       6.37%       9.88%      6.33%     18.95%
                                           ========     ========    ========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......   $201,465     $216,402    $212,472   $229,117   $258,898
Expenses to average net assets net of
 waivers from adviser (2)...............       0.95%        0.93%       1.03%      0.94%      0.95%
Net investment income to average net
 assets net of waivers from
 adviser (2)............................       6.48%        6.56%       7.07%      7.02%      7.42%
Portfolio turnover rate.................        195%         173%        109%       115%       149%

---------------

 +   Commencement of issuance of shares.

 *   Annualized.

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

(2) During the year ended November 30, 1999 Mitchell Hutchins waived a portion of its advisory and administration fees. The ratios excluding the waiver are the same since the waiver represents less than 0.005%.

                                                                 CLASS B
                                          -----------------------------------------------------

                                                    FOR THE YEARS ENDED NOVEMBER 30,
                                          -----------------------------------------------------
                                            1999       1998       1997       1996       1995
                                          ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of period....  $  10.79   $  10.85   $  10.58   $  10.67   $   9.67
                                          --------   --------   --------   --------   --------
Net investment income...................      0.58       0.65       0.66       0.65       0.68
Net realized and unrealized gains
 (losses) from investments, futures and
 options................................     (0.84)     (0.06)      0.27      (0.09)      1.00
                                          --------   --------   --------   --------   --------
Net increase (decrease) from investment
 operations.............................     (0.26)      0.59       0.93       0.56       1.68
                                          --------   --------   --------   --------   --------
Dividends from net investment income....     (0.59)     (0.65)     (0.66)     (0.65)     (0.68)
                                          --------   --------   --------   --------   --------
Net asset value, end of period..........  $   9.94   $  10.79   $  10.85   $  10.58   $  10.67
                                          ========   ========   ========   ========   ========
Total investment return(1)..............     (2.46)%     5.56%      9.17%      5.54%     17.97%
                                          ========   ========   ========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......   $26,415    $41,124    $44,829    $58,364    $71,372
Expenses to average net assets net of
 waivers from adviser (2)...............      1.70%      1.69%      1.78%      1.68%      1.70%
Net investment income to average net
 assets net of waivers from
 adviser (2)............................      5.67%      5.79%      6.31%      6.27%      6.67%
Portfolio turnover rate.................       195%       173%       109%       115%       149%

                                                                  CLASS C
                                          --------------------------------------------------------

                                                      FOR THE YEARS ENDED NOVEMBER 30,
                                          --------------------------------------------------------
                                              1999        1998       1997       1996       1995
                                          ------------  ---------  ---------  ---------  ---------
Net asset value, beginning of period....   $    10.79   $  10.85   $  10.59   $  10.68   $   9.67
                                           ----------   --------   --------   --------   --------
Net investment income...................         0.61       0.68       0.69       0.68       0.70
Net realized and unrealized gains
 (losses) from investments, futures and
 options................................        (0.84)     (0.06)      0.26      (0.09)      1.01
                                           ----------   --------   --------   --------   --------
Net increase (decrease) from investment
 operations.............................        (0.23)      0.62       0.95       0.59       1.71
                                           ----------   --------   --------   --------   --------
Dividends from net investment income....        (0.62)     (0.68)     (0.69)     (0.68)     (0.70)
                                           ----------   --------   --------   --------   --------
Net asset value, end of period..........   $     9.94   $  10.79   $  10.85   $  10.59   $  10.68
                                           ==========   ========   ========   ========   ========
Total investment return(1)..............        (2.20)%     5.84%      9.34%      5.80%     18.37%
                                           ==========   ========   ========   ========   ========
Ratios/Supplemental Data:
Net assets, end of period (000's).......      $29,560    $34,457    $29,204    $32,337    $39,150
Expenses to average net assets net of
 waivers from adviser (2)...............         1.44%      1.42%      1.53%      1.44%      1.45%
Net investment income to average net
 assets net of waivers from
 adviser (2)............................         5.97%      6.04%      6.57%      6.51%      6.95%
Portfolio turnover rate.................          195%       173%       109%       115%       149%

                                                     CLASS Y
                                          -----------------------------
                                                            FOR THE
                                                             PERIOD
                                                          FEBRUARY 18,
                                          FOR THE YEAR       1998+
                                              ENDED         THROUGH
                                          NOVEMBER 30,    NOVEMBER 30,
                                              1999            1998
                                          -------------  --------------
Net asset value, beginning of period....   $    10.80      $    10.99
                                           ----------      ----------
Net investment income...................         0.69            0.57
Net realized and unrealized gains
 (losses) from investments, futures and
 options................................        (0.84)          (0.19)
                                           ----------      ----------
Net increase (decrease) from investment
 operations.............................        (0.15)           0.38
                                           ----------      ----------
Dividends from net investment income....        (0.70)          (0.57)
                                           ----------      ----------
Net asset value, end of period..........   $     9.95      $    10.80
                                           ==========      ==========
Total investment return(1)..............        (1.43)%          3.51%
                                           ==========      ==========
Ratios/Supplemental Data:
Net assets, end of period (000's).......       $4,613          $2,682
Expenses to average net assets net of
 waivers from adviser (2)...............         0.66%           0.62%*
Net investment income to average net
 assets net of waivers from
 adviser (2)............................         6.84%           6.71%*
Portfolio turnover rate.................          195%            173%

PAINEWEBBER HIGH INCOME FUND

FINANCIAL HIGHLIGHTS
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                    CLASS A
                                          ------------------------------------------------------------
                                                        FOR THE YEARS ENDED NOVEMBER 30,
                                          ------------------------------------------------------------
                                              1999         1998        1997        1996        1995
                                          ------------  ----------  ----------  ----------  ----------
Net asset value, beginning of period....   $     6.66    $   7.63    $   7.35    $   6.96    $   7.14
                                           ----------    --------    --------    --------    --------
Net investment income...................         0.71**      0.67        0.69        0.72        0.79
Net realized and unrealized gains
 (losses) from investments..............        (0.55)**     (0.99)      0.27        0.37       (0.17)
                                           ----------    --------    --------    --------    --------
Net increase (decrease) from investment
 operations.............................         0.16       (0.32)       0.96        1.09        0.62
                                           ----------    --------    --------    --------    --------
Dividends from net investment income....        (0.70)      (0.65)      (0.68)      (0.70)      (0.80)
                                           ----------    --------    --------    --------    --------
Net asset value, end of period..........   $     6.12    $   6.66    $   7.63    $   7.35    $   6.96
                                           ==========    ========    ========    ========    ========
Total investment return(1)..............         2.42%      (4.46)%     13.59%      16.55%       9.01%
                                           ==========    ========    ========    ========    ========
Ratios/Supplemental data:
Net assets, end of period (000's).......     $232,825    $258,559    $272,325    $243,564    $248,619
Expenses to average net assets..........         0.94%       0.91%       0.98%       0.96%       0.93%
Net investment income to average net
 assets.................................        10.83%       9.10%       9.21%      10.10%      11.17%
Portfolio turnover rate.................           62%        161%        160%        142%         94%

-----------------

*   Annualized

**  Calculated using average daily shares outstanding for the period.

+   Commencement of issuance of shares

(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include sales charges or program fees; results would be lower if sales charges or program fees were included. Total investment return for periods of less than one year has not been annualized.

                                  CLASS B
       -------------------------------------------------------------

                     FOR THE YEARS ENDED NOVEMBER 30,
       -------------------------------------------------------------
          1999          1998        1997        1996         1995
       -----------    --------    --------    --------    ----------
         $  6.65      $   7.63    $   7.35    $   6.95     $   7.14
         -------      --------    --------    --------     --------
            0.66**        0.63        0.63        0.66         0.74
           (0.55)**      (1.01)       0.27        0.39        (0.18)
         -------      --------    --------    --------     --------
            0.11         (0.38)       0.90        1.05         0.56
         -------      --------    --------    --------     --------
           (0.65)        (0.60)      (0.62)      (0.65)       (0.75)
         -------      --------    --------    --------     --------
         $  6.11      $   6.65    $   7.63    $   7.35     $   6.95
         =======      ========    ========    ========     ========
            1.63%        (5.32)%     12.76%      15.86%        8.05%
         =======      ========    ========    ========     ========
         $93,390      $176,997    $236,656    $215,492     $212,946
            1.70%         1.66%       1.73%       1.71%        1.68%
           10.03%         8.30%       8.45%       9.34%       10.42%
              62%          161%        160%        142%          94%

                            CLASS C                                      CLASS Y
     ------------------------------------------------------    ----------------------------
                                                                                 FOR THE
                                                                                  PERIOD
                                                                 FOR THE       FEBRUARY 20,
                                                                   YEAR           1998+
                FOR THE YEARS ENDED NOVEMBER 30,                  ENDED          THROUGH
     ------------------------------------------------------    NOVEMBER 30,    NOVEMBER 30,
       1999       1998        1997       1996        1995          1999            1998
     --------    -------    --------    -------    --------    ------------    ------------
     $  6.67     $  7.64    $   7.36    $  6.97    $   7.15       $ 6.65          $ 7.79
     -------     -------    --------    -------    --------       ------          ------
        0.67**      0.64        0.65       0.68        0.76         0.72**          0.53
       (0.55)**    (0.99)       0.27       0.38       (0.18)       (0.54)**        (1.14)
     -------     -------    --------    -------    --------       ------          ------
        0.12       (0.35)       0.92       1.06        0.58         0.18           (0.61)
     -------     -------    --------    -------    --------       ------          ------
       (0.67)      (0.62)      (0.64)     (0.67)      (0.76)       (0.72)          (0.53)
     -------     -------    --------    -------    --------       ------          ------
     $  6.12     $  6.67    $   7.64    $  7.36    $   6.97       $ 6.11          $ 6.65
     =======     =======    ========    =======    ========       ======          ======
        1.75%      (4.92)%     13.03%     15.96%       8.45%        2.68%          (8.43)%
     =======     =======    ========    =======    ========       ======          ======
     $80,961     $98,982    $115,757    $94,445    $103,911       $2,142          $2,633
        1.44%       1.41%       1.48%      1.47%       1.44%        0.68%           0.63%*
       10.34%       8.58%       8.66%      9.60%      10.63%       11.16%           9.78%*
          62%        161%        160%       142%         94%          62%            161%

PAINEWEBBER

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

The Board of Trustees and Shareholders
PaineWebber Managed Investments Trust

  We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of PaineWebber U.S. Government Income Fund, PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund (four of the portfolios of PaineWebber Managed Investments Trust) (the "Funds") as of November 30, 1999, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of investments owned at November 30, 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of PaineWebber U.S. Government Income Fund, PaineWebber Low Duration U.S. Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund at November 30, 1999, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the indicated periods, in conformity with generally accepted accounting principles.

                                          [LOGO]

New York, New York
January 14, 2000

PAINEWEBBER

TAX INFORMATION (UNAUDITED)

  We are required by Subchapter M of the Internal Revenue Code of 1986, as amended, to advise you within 60 days of each Fund's fiscal year end
(November 30, 1999) as to the federal tax status of distributions received by shareholders during such fiscal year from each Fund. Accordingly, we are advising you that all of the distributions paid by PaineWebber U.S. Government Income Fund, PaineWebber Low Duration U.S. Government Income Fund, PaineWebber Investment Grade Income Fund and PaineWebber High Income Fund during the fiscal year were derived from net investment income and are taxable as ordinary income. Additionally, 1.02% of the distributions paid by PaineWebber High Income Fund qualify for the dividend received deduction available for corporate shareholders.

  Dividends received by tax-exempt recipients (e.g. IRAs and Keoghs) need not be reported as taxable income. Some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual reporting.

  Because each Fund's fiscal year is not the calendar year, another notification will be sent in respect of calendar year 1999. The second notification, which will reflect the amounts to be used by calendar year taxpayers on their federal income tax returns, will be made in conjunction with Form 1099 DIV and is mailed in January 2000. Some states exempt interest earned on direct obligations of the federal government from state and local taxes. A portion of the distribution paid by the PaineWebber U.S. Government Income Fund and PaineWebber Low Duration U.S. Government Income Fund qualified as exempt-interest dividends and therefore, are not subject to state and local income taxes. Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in each Fund.

TRUSTEES
E. Garrett Bewkes, Jr.
CHAIRMAN

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms

PRINCIPAL OFFICERS

Margo N. Alexander
PRESIDENT

Victoria E. Schonfeld
VICE PRESIDENT

Dianne E. O'Donnell
VICE PRESIDENT AND SECRETARY

Paul H. Schubert
VICE PRESIDENT AND TREASURER

Julieanna Berry
VICE PRESIDENT

James F. Keegan
VICE PRESIDENT

Thomas J. Libassi
VICE PRESIDENT

Dennis McCauley
VICE PRESIDENT

Nirmal Singh
VICE PRESIDENT

INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019


SUB-INVESTMENT ADVISER
(PaineWebber Low Duration U.S. Government Income Fund)
Pacific Investment Management Company
840 Newport Center Drive
Newport Beach, CA 92660

A PROSPECTUS CONTAINING MORE COMPLETE INFORMATION FOR
ANY OF THE FUNDS LISTED ON THE BACK COVER CAN BE OBTAINED FROM A PAINEWEBBER FINANCIAL ADVISOR OR CORRESPONDENT FIRM.
READ THE PROSPECTUS CAREFULLY BEFORE INVESTING.
THIS REPORT IS NOT TO BE USED IN CONNECTION WITH THE OFFERING OF SHARES OF THE FUNDS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS.

PaineWebber offers a family of 28 funds which encompass a diversified range of investment goals.

BOND FUNDS
-  High Income Fund
-  Investment Grade Income Fund
-  Low Duration U.S. Government Income Fund
-  Strategic Income Fund
-  U.S. Government Income Fund

TAX-FREE BOND FUNDS
-  California Tax-Free Income Fund
-  Municipal High Income Fund
-  National Tax-Free Income Fund
-  New York Tax-Free Income Fund

STOCK FUNDS
-  Financial Services Growth Fund
-  Growth Fund
-  Growth and Income Fund
-  Mid Cap Fund
-  Small Cap Fund
-  S&P 500 Index Fund
-  Strategy Fund
-  Tax-Managed Equity Fund
-  Utility Income Fund

ASSET ALLOCATION FUNDS
-  Balanced Fund
-  Tactical Allocation Fund

GLOBAL FUNDS
-  Asia Pacific Growth Fund
-  Emerging Markets Equity Fund
-  Global Equity Fund
-  Global Income Fund

MITCHELL HUTCHINS PORTFOLIOS
-  Aggressive Portfolio
-  Moderate Portfolio
-  Conservative Portfolio

PAINEWEBBER MONEY MARKET FUND

[LOGO]

BOND FUNDS


U.S. GOVERNMENT INCOME FUND


LOW DURATION
U.S. GOVERNMENT
INCOME FUND


INVESTMENT GRADE
INCOME FUND


HIGH INCOME FUND


Annual Report
November 30, 1999

(C)2000 PaineWebber Incorporated
Member SIPC
All Rights Reserved